UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED M
ANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Transparent Value Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2016

Guggenheim Funds Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
DIRECTIONAL ALLOCATION FUND	7
RBP® DIVIDEND FUND	18
RBP® LARGE-CAP DEFENSIVE FUND	29
RBP® LARGE-CAP MARKET FUND	40
RBP® LARGE-CAP VALUE FUND	51
NOTES TO FINANCIAL STATEMENTS	62
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	71
OTHER INFORMATION	72
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	79
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	83

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”) is pleased to present the annual shareholder report for the Guggenheim RBP® Funds (the “Funds”). The report covers the annual fiscal year ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Managers’ Commentary for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the one-year period ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 15.43%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.52%. The return of the MSCI Emerging Markets Index* was 16.78%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.19% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 12.73%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.28% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

The following indices are referenced throughout this report.

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market Index SM is a subset of the Dow Jones U.S. Total Stock Market Index SM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market Index SM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market Index SM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market Index SM, which measures all U.S. equity securities with readily available prices.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.52%	4.86%	$ 1,000.00	$ 1,048.60	$ 7.81
C-Class	2.11%	4.49%	1,000.00	1,044.90	10.82
P-Class*	1.36%	4.92%	1,000.00	1,049.20	6.99
Institutional Class	1.11%	5.03%	1,000.00	1,050.30	5.71
RBP® Dividend Fund
A-Class	1.27%	3.99%	1,000.00	1,039.90	6.49
C-Class	2.00%	3.66%	1,000.00	1,036.60	10.21
P-Class*	1.24%	4.08%	1,000.00	1,040.80	6.34
Institutional Class	1.00%	4.28%	1,000.00	1,042.80	5.12
RBP® Large-Cap Defensive Fund
A-Class	1.28%	2.96%	1,000.00	1,029.60	6.51
C-Class	2.00%	2.59%	1,000.00	1,025.90	10.16
P-Class*	1.18%	3.00%	1,000.00	1,030.00	6.00
Institutional Class	1.00%	3.16%	1,000.00	1,031.60	5.09
RBP® Large-Cap Market Fund
A-Class	1.28%	5.39%	1,000.00	1,053.90	6.59
C-Class	2.00%	5.08%	1,000.00	1,050.80	10.28
P-Class*	1.21%	5.47%	1,000.00	1,054.70	6.23
Institutional Class	1.00%	5.58%	1,000.00	1,055.80	5.15
RBP® Large-Cap Value Fund
A-Class	1.28%	4.54%	1,000.00	1,045.40	6.56
C-Class	1.99%	4.17%	1,000.00	1,041.70	10.19
P-Class*	1.23%	4.53%	1,000.00	1,045.30	6.31
Institutional Class	0.99%	4.68%	1,000.00	1,046.80	5.08

THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.52%	5.00%	$ 1,000.00	$ 1,017.45	$ 7.69
C-Class	2.11%	5.00%	1,000.00	1,014.49	10.66
P-Class*	1.36%	5.00%	1,000.00	1,018.25	6.88
Institutional Class	1.11%	5.00%	1,000.00	1,019.50	5.62
RBP® Dividend Fund
A-Class	1.27%	5.00%	1,000.00	1,018.70	6.43
C-Class	2.00%	5.00%	1,000.00	1,015.04	10.10
P-Class*	1.24%	5.00%	1,000.00	1,018.85	6.28
Institutional Class	1.00%	5.00%	1,000.00	1,020.05	5.06
RBP® Large-Cap Defensive Fund
A-Class	1.28%	5.00%	1,000.00	1,018.65	6.48
C-Class	2.00%	5.00%	1,000.00	1,015.04	10.10
P-Class*	1.18%	5.00%	1,000.00	1,019.15	5.97
Institutional Class	1.00%	5.00%	1,000.00	1,020.05	5.06
RBP® Large-Cap Market Fund
A-Class	1.28%	5.00%	1,000.00	1,018.65	6.48
C-Class	2.00%	5.00%	1,000.00	1,015.04	10.10
P-Class*	1.21%	5.00%	1,000.00	1,019.00	6.12
Institutional Class	1.00%	5.00%	1,000.00	1,020.05	5.06
RBP® Large-Cap Value Fund
A-Class	1.28%	5.00%	1,000.00	1,018.65	6.48
C-Class	1.99%	5.00%	1,000.00	1,015.09	10.05
P-Class*	1.23%	5.00%	1,000.00	1,018.90	6.23
Institutional Class	0.99%	5.00%	1,000.00	1,020.10	5.01

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2016

To Our Shareholders

Guggenheim Directional Allocation Fund (the “Fund”) is managed by a team of seasoned professionals led by Gennadiy Khayutin, Managing Director and Senior Portfolio Manager, and Scott Hammond, Managing Director and Senior Portfolio Manager. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2016.

For the one-year period ended September 30, 2016, Guggenheim Directional Allocation Fund returned 13.35%1, compared with the 14.94% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 15.43%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability. The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Guggenheim Directional Allocation Index SM (the “Index”), which consists of stocks from the Dow Jones U.S. Large-Cap Total Stock Market Index SM that were selected for inclusion in the Index by applying RBP® methodology.

The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes—the Guggenheim RBP® Large-Cap Market Index SM (with components that have betas close to one), the Guggenheim RBP® Large-Cap Aggressive Index SM (with components that have betas higher than one) and the Guggenheim RBP® Large-Cap Defensive Index SM (with components that have betas lower than one) and can allocate up to 100% to cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Financials, Consumer Discretionary, and Utilities sectors. The largest detractors relative to the benchmark were the Information Technology and Materials sectors.

Amazon.com, Inc., Cincinnati Financial Corp. Class A, and Medivation, Inc. were the largest individual contributors to return. The largest detractors from return were AmerisourceBergen Corp., Envision Healthcare Holdings, Inc., and Polaris Industries, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class*	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	2.5%
Regeneron Pharmaceuticals, Inc.	1.4%
Facebook, Inc. — Class A	1.3%
Ally Financial, Inc.	1.3%
Vantiv, Inc. — Class A	1.3%
Signature Bank	1.3%
Celgene Corp.	1.3%
Martin Marietta Materials, Inc.	1.3%
Delta Air Lines, Inc.	1.3%
Centene Corp.	1.3%
Top Ten Total	14.3%

“Ten Largest Holdings” excludes any temporary cash investments.

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2016

	1 Year	Since Inception (06/18/12)
A-Class Shares	13.35%	10.51%
A-Class Shares with sales charge†	6.82%	9.00%
C-Class Shares	12.68%	9.81%
C-Class Shares with CDSC‡	11.68%	9.81%
P-Class Shares**	13.48%	10.64%
Institutional Class Shares	13.70%	10.89%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	14.13%
Guggenheim Directional Allocation Index	15.33%	12.32%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Directional Allocation Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
†

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 10 Year average annual return (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS	September 30, 2016
DIRECTIONAL ALLOCATION FUND

	Shares	Value

COMMON STOCKS† - 97.6%

Consumer, Non-cyclical - 27.6%
Regeneron Pharmaceuticals, Inc.*	23,790	$9,564,057
Vantiv, Inc. — Class A*	161,344	9,078,827
Celgene Corp.*	85,452	8,932,298
Centene Corp.*	129,345	8,660,941
Gilead Sciences, Inc.	107,603	8,513,549
Allergan plc*	36,216	8,340,907
Universal Health Services, Inc. — Class B	61,486	7,576,305
Edwards Lifesciences Corp.*	62,229	7,502,328
Post Holdings, Inc.*	80,949	6,246,834
S&P Global, Inc.	47,541	6,016,789
ABIOMED, Inc.*	38,726	4,979,389
UnitedHealth Group, Inc.	33,113	4,635,820
Thermo Fisher Scientific, Inc.	28,249	4,493,286
Alexion Pharmaceuticals, Inc.*	35,000	4,288,900
Bristol-Myers Squibb Co.	78,414	4,228,083
Biogen, Inc.*	13,329	4,172,377
Constellation Brands, Inc. — Class A	24,772	4,124,290
Monster Beverage Corp.*	27,781	4,078,529
Cintas Corp.	34,773	3,915,440
Quintiles IMS Holdings, Inc.*	47,522	3,852,133
Aetna, Inc.	32,751	3,781,103
MarketAxess Holdings, Inc.	22,681	3,755,747
Equifax, Inc.	27,164	3,655,731
Amgen, Inc.	21,484	3,583,746
Live Nation Entertainment, Inc.*	130,311	3,580,946
FleetCor Technologies, Inc.*	19,809	3,441,418
Mylan N.V.*	87,477	3,334,623
Moody’s Corp.	30,736	3,328,094
Global Payments, Inc.	39,971	3,068,174
Estee Lauder Companies, Inc. — Class A	34,345	3,041,593
Envision Healthcare Holdings, Inc.*	136,389	3,037,383
McCormick & Company, Inc.	30,377	3,035,270
Kimberly-Clark Corp.	23,773	2,998,726
Mondelez International, Inc. — Class A	67,906	2,981,073
Kroger Co.	98,749	2,930,870
Colgate-Palmolive Co.	37,594	2,787,219
TreeHouse Foods, Inc.*	31,443	2,741,515
Western Union Co.	120,280	2,504,230
WhiteWave Foods Co. — Class A*	42,505	2,313,547
Edgewell Personal Care Co.*	28,673	2,280,077
Herbalife Ltd.*	34,494	2,138,283
Avery Dennison Corp.	24,672	1,919,235
Total Consumer, Non-cyclical		189,439,685

Financial - 16.3%
Ally Financial, Inc.	467,658	9,105,301
Signature Bank*	75,420	8,933,499
Citizens Financial Group, Inc.	281,562	6,957,397
First Republic Bank	88,349	6,812,591
SL Green Realty Corp.	53,491	5,782,377
Mastercard, Inc. — Class A	42,879	4,363,797
Alliance Data Systems Corp.*	20,140	4,320,634
Synchrony Financial	139,729	3,912,412
Progressive Corp.	113,550	3,576,825
Jones Lang LaSalle, Inc.	31,062	3,534,545
Equinix, Inc.	9,673	3,484,698
Bank of America Corp.	216,504	3,388,288
Regions Financial Corp.	335,640	3,312,767
FNF Group	89,748	3,312,599
Prudential Financial, Inc.	38,363	3,132,339
Cincinnati Financial Corp.	41,415	3,123,519
U.S. Bancorp	71,093	3,049,179
Unum Group	85,905	3,033,306
American International Group, Inc.	50,335	2,986,879
SEI Investments Co.	62,827	2,865,539
T. Rowe Price Group, Inc.	43,021	2,860,897
BB&T Corp.	75,597	2,851,519
BlackRock, Inc. — Class A	7,581	2,747,809
Torchmark Corp.	41,206	2,632,651
Visa, Inc. — Class A	30,529	2,524,748
Liberty Property Trust	61,633	2,486,892
KeyCorp	198,591	2,416,852
Realogy Holdings Corp.	92,947	2,403,609
Host Hotels & Resorts, Inc.	147,653	2,298,957
Total Financial		112,212,425

Industrial - 13.3%
Martin Marietta Materials, Inc.	49,080	8,790,719
Masco Corp.	247,122	8,478,756
Snap-on, Inc.	54,619	8,299,903
Vulcan Materials Co.	67,052	7,625,824
Amphenol Corp. — Class A	109,074	7,081,084
Fortune Brands Home & Security, Inc.	117,507	6,827,157
SBA Communications Corp. — Class A*	58,688	6,582,446
Jacobs Engineering Group, Inc.*	123,350	6,379,662
B/E Aerospace, Inc.	122,552	6,331,036
Acuity Brands, Inc.	19,922	5,271,361
TransDigm Group, Inc.*	15,538	4,492,347
Agilent Technologies, Inc.	78,233	3,683,992
J.B. Hunt Transport Services, Inc.	41,525	3,369,339
AO Smith Corp.	32,131	3,174,221
Arrow Electronics, Inc.*	42,641	2,727,745
Spirit AeroSystems Holdings, Inc. — Class A*	58,634	2,611,558
Total Industrial		91,727,150

Consumer, Cyclical - 12.8%
Delta Air Lines, Inc.	223,074	8,780,192
Lear Corp.	67,832	8,222,595
Lennar Corp. — Class A	170,754	7,229,724
Southwest Airlines Co.	166,949	6,492,646
AutoNation, Inc.*	121,343	5,910,618
Ulta Salon Cosmetics & Fragrance, Inc.*	18,930	4,504,961
DR Horton, Inc.	141,660	4,278,132
Home Depot, Inc.	30,597	3,937,222
CVS Health Corp.	43,754	3,893,669
TJX Companies, Inc.	47,302	3,537,244
HD Supply Holdings, Inc.*	110,248	3,525,731
Norwegian Cruise Line Holdings Ltd.*	85,634	3,228,402
Walgreens Boots Alliance, Inc.	38,441	3,099,113
Marriott International, Inc. — Class A	44,311	2,983,460

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2016
DIRECTIONAL ALLOCATION FUND

	Shares	Value

Darden Restaurants, Inc.	47,068	$2,886,210
Wyndham Worldwide Corp.	40,292	2,712,860
JetBlue Airways Corp.*	157,333	2,712,421
Polaris Industries, Inc.	35,007	2,710,942
Hilton Worldwide Holdings, Inc.	112,662	2,583,340
Autoliv, Inc.	23,216	2,479,469
CarMax, Inc.*	42,938	2,290,742
Total Consumer, Cyclical		87,999,693

Communications - 11.6%
Facebook, Inc. — Class A*	71,779	9,207,092
Amazon.com, Inc.*	9,832	8,232,432
Arista Networks, Inc.*	91,093	7,750,192
Twenty-First Century Fox, Inc. — Class A	274,210	6,641,367
Alphabet, Inc. — Class C*	4,826	3,751,202
Walt Disney Co.	39,694	3,685,985
VeriSign, Inc.*	46,662	3,650,835
Frontier Communications Corp.	871,614	3,625,914
Expedia, Inc.	30,364	3,544,086
CDW Corp.	76,702	3,507,582
Level 3 Communications, Inc.*	70,137	3,252,954
LinkedIn Corp. — Class A*	16,000	3,057,920
Discovery Communications, Inc. — Class A*	112,075	3,017,059
Comcast Corp. — Class A	44,172	2,930,370
Priceline Group, Inc.*	1,955	2,876,763
F5 Networks, Inc.*	22,937	2,858,868
Verizon Communications, Inc.	54,792	2,848,088
Interpublic Group of Companies, Inc.	123,077	2,750,771
Scripps Networks Interactive, Inc. — Class A	42,837	2,719,721
Total Communications		79,909,201

Technology - 7.9%
salesforce.com, Inc.*	118,464	8,450,037
Red Hat, Inc.*	94,617	7,647,892
Lam Research Corp.	79,065	7,488,246
Applied Materials, Inc.	229,479	6,918,792
Apple, Inc.	51,444	5,815,744
Citrix Systems, Inc.*	51,093	4,354,145
Rackspace Hosting, Inc.*	118,684	3,761,096
Cognizant Technology Solutions Corp. — Class A*	66,800	3,187,028
Intuit, Inc.	24,515	2,696,895
Analog Devices, Inc.	33,079	2,131,942
NCR Corp.*	64,872	2,088,230
Total Technology		54,540,047

Energy - 5.0%
Diamondback Energy, Inc.*	62,966	6,078,738
Valero Energy Corp.	103,851	5,504,103
Range Resources Corp.	124,434	4,821,818
FMC Technologies, Inc.*	109,425	3,246,640
Pioneer Natural Resources Co.	15,938	2,958,890
Tesoro Corp.	32,722	2,603,362
Kinder Morgan, Inc.	107,018	2,475,326
Equities Corp.	31,757	2,306,193
Cabot Oil & Gas Corp. — Class A	86,130	2,222,154
Schlumberger Ltd.	23,502	1,848,197
Total Energy		34,065,421

Utilities - 2.4%
Calpine Corp.*	403,787	5,103,868
NRG Energy, Inc.	424,758	4,761,537
OGE Energy Corp.	75,319	2,381,587
UGI Corp.	47,295	2,139,626
AES Corp.	155,126	1,993,369
Total Utilities		16,379,987

Basic Materials - 0.7%
Alcoa, Inc.	260,800	2,644,512
Nucor Corp.	48,921	2,419,143
Total Basic Materials		5,063,655

Total Common Stocks
(Cost $652,930,881)		671,337,264

EXCHANGE-TRADED FUNDS† - 2.5%
SPDR S&P 500 ETF Trust	80,842	17,486,125
Total Exchange-Traded Funds
(Cost $17,323,527)		17,486,125

Total Investments - 100.1%
(Cost $670,254,408)		$688,823,389
Other Assets & Liabilities, net - (0.1)%		(449,758)
Total Net Assets - 100.0%		$688,373,631

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2016
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$671,337,264	$—	$—	$671,337,264
Exchange-Traded Funds	17,486,125	—	—	17,486,125
Total	$688,823,389	$—	$—	$688,823,389

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the year ended September 30, 2016, there were no transfers between levels.

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

Assets:
Investments, at value (cost $670,254,408)	$688,823,389
Cash	1,911,648
Receivables:
Corporate action	8,708,438
Securities sold	1,278,186
Dividends	428,941
Fund shares sold	262,070
Total assets	701,412,672

Liabilities:
Payable for:
Securities purchased	8,402,780
Fund shares redeemed	3,136,132
Management fees	507,031
Distribution and service fees	339,663
Transfer agent/maintenance fees	52,337
Fund accounting/administration fees	34,445
Trustees’ fees*	15,496
Miscellaneous	551,157
Total liabilities	13,039,041
Net assets	$688,373,631

Net assets consist of:
Paid in capital	$756,081,792
Accumulated net investment loss	(1,426,516)
Accumulated net realized loss on investments	(84,850,626)
Net unrealized appreciation on investments	18,568,981
Net assets	$688,373,631

A-Class:
Net assets	$144,967,659
Capital shares outstanding	11,015,432
Net asset value per share	$13.16
Maximum offering price per share (Net asset value divided by 95.25%)	$13.82

C-Class:
Net assets	$266,484,865
Capital shares outstanding	20,818,369
Net asset value per share	$12.80

P-Class:**
Net assets	$32,719,936
Capital shares outstanding	2,475,474
Net asset value per share	$13.22

Institutional Class:
Net assets	$244,201,171
Capital shares outstanding	18,270,901
Net asset value per share	$13.37

STATEMENT OF OPERATIONS
Year Ended September 30, 2016

Investment Income:
Dividends	$12,524,018
Total investment income	12,524,018

Expenses:
Management fees	8,351,024
Transfer agent/maintenance fees
A-Class	76,196
C-Class	148,268
P-Class**	19,819
Institutional Class	156,572
Distribution and service fees:
A-Class	654,675
C-Class	3,116,963
P-Class**	105,394
Fund accounting/administration fees	572,796
Line of credit fees	96,854
Custodian fees	37,264
Trustees’ fees*	32,516
Tax expense	54
Miscellaneous	669,994
Total expenses	14,038,389
Less:
Expenses waived by Adviser	(318,487)
Net expenses	13,719,902
Net investment loss	(1,195,884)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	29,055,298
Net realized gain	29,055,298
Net change in unrealized appreciation (depreciation) on:
Investments	85,779,145
Net change in unrealized appreciation (depreciation)	85,779,145
Net realized and unrealized gain	114,834,443
Net increase in net assets resulting from operations	$113,638,559

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,195,884)	$(3,696,948)
Net realized gain (loss) on investments	29,055,298	(113,683,660)
Net change in unrealized appreciation (depreciation) on investments	85,779,145	(10,284,012)
Net increase (decrease) in net assets resulting from operations	113,638,559	(127,664,620)

Distributions to shareholders from:
Net realized gains
A-Class	—	(37,101,844)
C-Class	—	(58,327,062)
P-Class*	—	(10,464,518)
Institutional Class	—	(107,045,241)
Total distributions to shareholders	—	(212,938,665)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,151,867	90,254,667
C-Class	11,401,713	77,838,060
P-Class*	4,388,907	25,103,293
Institutional Class	38,630,594	241,169,470
Distributions reinvested
A-Class	—	32,209,435
C-Class	—	46,160,174
P-Class*	—	10,049,987
Institutional Class	—	80,580,327
Cost of shares redeemed
A-Class	(135,847,681)	(226,400,012)
C-Class	(159,904,951)	(222,866,886)
P-Class*	(31,435,869)	(84,676,431)
Institutional Class	(342,448,077)	(949,647,012)
Net decrease from capital share transactions	(605,063,497)	(880,224,928)
Net decrease in net assets	(491,424,938)	(1,220,828,213)

Net assets:
Beginning of year	1,179,798,569	2,400,626,782
End of year	$688,373,631	$1,179,798,569
Accumulated net investment loss at end of year	$(1,426,516)	$(2,661,792)

Capital share activity:
Shares sold
A-Class	822,737	6,973,494
C-Class	928,082	6,048,379
P-Class*	350,833	1,898,291
Institutional Class	3,098,472	18,315,342
Shares issued from reinvestment of distributions
A-Class	—	2,675,202
C-Class	—	3,895,373
P-Class*	—	832,642
Institutional Class	—	6,632,126
Shares redeemed
A-Class	(11,011,433)	(17,438,377)
C-Class	(13,210,739)	(17,770,488)
P-Class*	(2,524,609)	(6,491,198)
Institutional Class	(27,669,630)	(72,415,931)
Net decrease in shares	(49,216,287)	(66,845,145)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[a]
Per Share Data
Net asset value, beginning of period	$11.61	$14.22	$13.37	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	(.08)	(.04)	.01
Net gain (loss) on investments (realized and unrealized)	1.56	(1.17)	1.38	2.90	.61
Total from investment operations	1.55	(1.19)	1.30	2.86	.62
Less distributions from:
Net investment income	—	—	—	(.02)	—
Net realized gains	—	(1.42)	(.45)	(.09)	—
Total distributions	—	(1.42)	(.45)	(.11)	—
Net asset value, end of period	$13.16	$11.61	$14.22	$13.37	$10.62

Total Return[c]	13.35%	(8.71%)	9.76%	27.22%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,968	$246,227	$412,305	$291,488	$26,413
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.16%)	(0.56%)	(0.37%)	0.50%
Total expenses[d]	1.50%	1.43%	1.50%	1.63%	3.68%
Net expenses[e,f]	1.50%	1.43%	1.50%	1.50%	1.51%
Portfolio turnover rate	227%	208%	300%	442%	171%

C-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[a]
Per Share Data
Net asset value, beginning of period	$11.36	$14.04	$13.28	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.11)	(.16)	(.12)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.52	(1.15)	1.37	2.90	.60
Total from investment operations	1.44	(1.26)	1.21	2.78	.59
Less distributions from:
Net realized gains	—	(1.42)	(.45)	(.09)	—
Total distributions	—	(1.42)	(.45)	(.09)	—
Net asset value, end of period	$12.80	$11.36	$14.04	$13.28	$10.59

Total Return[c]	12.68%	(9.37%)	9.14%	26.52%	5.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266,485	$376,154	$574,466	$161,228	$4,378
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.85%)	(1.17%)	(1.01%)	(0.21%)
Total expenses[d]	2.16%	2.10%	2.10%	2.25%	4.29%
Net expenses[e,f]	2.11%	2.10%	2.10%	2.10%	2.11%
Portfolio turnover rate	227%	208%	300%	442%	171%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[a]
Per Share Data
Net asset value, beginning of period	$11.65	$14.25	$13.37	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.01)	(.06)	(.02)	.01
Net gain (loss) on investments (realized and unrealized)	1.56	(1.17)	1.39	2.89	.61
Total from investment operations	1.57	(1.18)	1.33	2.87	.62
Less distributions from:
Net investment income	—	—	—	(.03)	—
Net realized gains	—	(1.42)	(.45)	(.09)	—
Total distributions	—	(1.42)	(.45)	(.12)	—
Net asset value, end of period	$13.22	$11.65	$14.25	$13.37	$10.62

Total Return[c]	13.48%	(8.61%)	9.99%	27.33%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,720	$54,147	$119,827	$39,406	$9,370
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.10%)	(0.42%)	(0.14%)	0.44%
Total expenses[d]	1.41%	1.35%	1.35%	1.50%	3.54%
Net expenses[e,f]	1.36%	1.35%	1.35%	1.35%	1.36%
Portfolio turnover rate	227%	208%	300%	442%	171%

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[a]
Per Share Data
Net asset value, beginning of period	$11.75	$14.33	$13.41	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.02	(.02)	(.01)	.01
Net gain (loss) on investments (realized and unrealized)	1.58	(1.18)	1.39	2.92	.61
Total from investment operations	1.62	(1.16)	1.37	2.91	.62
Less distributions from:
Net investment income	—	—	—	(.03)	—
Net realized gains	—	(1.42)	(.45)	(.09)	—
Total distributions	—	(1.42)	(.45)	(.12)	—
Net asset value, end of period	$13.37	$11.75	$14.33	$13.41	$10.62

Total Return[c]	13.70%	(8.40%)	10.27%	27.71%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$244,201	$503,270	$1,294,029	$329,551	$4,443
Ratios to average net assets:
Net investment income (loss)	0.32%	0.15%	(0.17%)	(0.04%)	0.41%
Total expenses[d]	1.16%	1.10%	1.10%	1.25%	3.29%
Net expenses[e,f]	1.11%	1.10%	1.10%	1.10%	1.11%
Portfolio turnover rate	227%	208%	300%	442%	171%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Since commencement of operations: June 18, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

2016
A-Class	1.49%
C-Class	2.10%
P-Class	1.35%
Institutional Class	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2016

To Our Shareholders

Guggenheim RBP® Dividend Fund (the “Fund”) is managed by a team of seasoned professionals led by Gennadiy Khayutin, Managing Director and Senior Portfolio Manager, and Scott Hammond, Managing Director and Senior Portfolio Manager. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2016.

For the period ended September 30, 2016, Guggenheim RBP® Dividend Fund returned 14.88%1, compared with the 14.94% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 15.43%.

Strategy Overview

The Fund invests in U.S. large- and mid-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Dividend Index SM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market Index SM and the Dow Jones U.S. Mid-Cap Total Stock Market Index SM screened for steady solid dividend yield that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Utilities and Real Estate sectors. The largest detractors relative to the benchmark were the Energy and Consumer Staples sectors.

American Campus Communities, Inc., Digital Realty Trust, Inc., and Iron Mountain, Inc. were the largest individual contributors to return. The largest detractors from return were NorthStar Realty Finance Corp., Polaris Industries, Inc., and Western Refining, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class*	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Hospitality Properties Trust	2.9%
Medical Properties Trust, Inc.	2.6%
Six Flags Entertainment Corp.	2.3%
Spirit Realty Capital, Inc.	2.3%
EPR Properties	2.1%
PacWest Bancorp	2.0%
Welltower, Inc.	1.9%
National Retail Properties, Inc.	1.7%
Extra Space Storage, Inc.	1.7%
Realty Income Corp.	1.6%
Top Ten Total	21.1%

“Ten Largest Holdings” excludes any temporary cash investments.

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2016

	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	14.88%	14.11%	10.04%
A-Class Shares with sales charge†	8.30%	12.77%	8.85%
C-Class Shares	14.28%	13.44%	9.39%
C-Class Shares with CDSC‡	13.28%	13.44%	9.39%
P-Class Shares**	15.11%	14.31%	10.23%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.96%
Guggenheim RBP Dividend Index	16.86%	16.20%	11.94%
			Since Inception (02/10/11)
Institutional Class Shares	15.48%	14.59%	10.53%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.39%
Guggenheim RBP Dividend Index	16.86%	16.20%	11.97%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
†

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 10 Year average annual return (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2016
RBP® DIVIDEND FUND

	Shares	Value

COMMON STOCKS† - 99.3%

Financial - 53.9%
Hospitality Properties Trust	19,880	$590,834
Medical Properties Trust, Inc.	35,642	526,431
Spirit Realty Capital, Inc.	34,361	458,032
EPR Properties	5,490	432,282
PacWest Bancorp	9,408	403,697
Welltower, Inc.	5,189	387,982
National Retail Properties, Inc.	6,562	333,678
Extra Space Storage, Inc.	4,200	333,522
Realty Income Corp.	4,876	326,351
Old Republic International Corp.	18,473	325,495
Mid-America Apartment Communities, Inc.	3,259	306,313
Digital Realty Trust, Inc.	3,134	304,374
American Campus Communities, Inc.	5,801	295,097
Healthcare Realty Trust, Inc.	8,585	292,405
Kimco Realty Corp.	10,022	290,137
Public Storage	1,270	283,388
AvalonBay Communities, Inc.	1,540	273,874
Simon Property Group, Inc.	1,300	269,113
CubeSmart	9,559	260,578
Essex Property Trust, Inc.	1,143	254,546
CyrusOne, Inc.	5,213	247,982
BankUnited, Inc.	7,779	234,925
AmTrust Financial Services, Inc.	8,660	232,348
Allied World Assurance Company Holdings AG	5,689	229,949
Cincinnati Financial Corp.	2,884	217,511
Regions Financial Corp.	21,926	216,410
DCT Industrial Trust, Inc.	4,305	209,008
Hudson Pacific Properties, Inc.	6,257	205,668
FNF Group	5,285	195,069
Lincoln National Corp.	4,049	190,222
Investors Bancorp, Inc.	14,899	178,937
Marsh & McLennan Companies, Inc.	2,656	178,616
Kilroy Realty Corp.	2,550	176,843
Citizens Financial Group, Inc.	7,129	176,158
Paramount Group, Inc.	10,491	171,947
Bank of America Corp.	10,779	168,692
Equinix, Inc.	455	163,914
Nasdaq, Inc.	2,272	153,451
CBOE Holdings, Inc.	1,905	123,539
Raymond James Financial, Inc.	2,107	122,648
Citigroup, Inc.	2,566	121,192
Total Financial		10,863,158

Consumer, Non-cyclical - 22.4%
Altria Group, Inc.	4,971	314,316
Reynolds American, Inc.	6,555	309,068
AbbVie, Inc.	4,806	303,113
KAR Auction Services, Inc.	5,567	240,272
Bristol-Myers Squibb Co.	4,267	230,077
Gilead Sciences, Inc.	2,798	221,378
Clorox Co.	1,700	212,806
HealthSouth Corp.	5,223	211,897
Sysco Corp.	4,266	209,077
Amgen, Inc.	1,242	207,178
Dr Pepper Snapple Group, Inc.	2,189	199,878
Automatic Data Processing, Inc.	2,256	198,980
Anthem, Inc.	1,510	189,218
UnitedHealth Group, Inc.	1,230	172,200
ResMed, Inc.	2,622	169,879
Medtronic plc	1,886	162,950
STERIS plc	2,016	147,370
Hormel Foods Corp.	3,849	145,993
Becton Dickinson and Co.	793	142,526
AmerisourceBergen Corp. — Class A	1,603	129,490
Moody’s Corp.	1,116	120,840
Stryker Corp.	973	113,267
Constellation Brands, Inc. — Class A	550	91,570
Equifax, Inc.	661	88,957
Total Consumer, Non-cyclical		4,532,300

Consumer, Cyclical - 14.7%
Six Flags Entertainment Corp.	8,770	470,161
Delta Air Lines, Inc.	5,098	200,657
Home Depot, Inc.	1,321	169,987
Lowe’s Companies, Inc.	2,188	157,995
CVS Health Corp.	1,753	155,999
Foot Locker, Inc.	2,278	154,266
Walgreens Boots Alliance, Inc.	1,898	153,017
Harman International Industries, Inc.	1,801	152,094
PulteGroup, Inc.	7,296	146,212
Newell Brands, Inc.	2,646	139,338
Dollar General Corp.	1,703	119,193
Carter’s, Inc.	1,277	110,729
TJX Companies, Inc.	1,441	107,758
Pool Corp.	1,122	106,051
Brunswick Corp.	2,128	103,804
NIKE, Inc. — Class B	1,759	92,611
Dolby Laboratories, Inc. — Class A	1,699	92,239
Dick’s Sporting Goods, Inc.	1,572	89,164
Lear Corp.	716	86,794
DR Horton, Inc.	2,766	83,533
Tractor Supply Co.	1,232	82,975
Total Consumer, Cyclical		2,974,577

Industrial - 5.1%
Waste Management, Inc.	3,673	234,191
Republic Services, Inc. — Class A	4,481	226,067
Snap-on, Inc.	949	144,210
Masco Corp.	2,733	93,769
Fortune Brands Home & Security, Inc.	1,514	87,963
J.B. Hunt Transport Services, Inc.	1,051	85,278
Agilent Technologies, Inc.	1,772	83,443
Chicago Bridge & Iron Company N.V.	2,888	80,951
Total Industrial		1,035,872

Technology - 2.8%
Skyworks Solutions, Inc.	1,847	140,631
Applied Materials, Inc.	3,980	119,996
Lam Research Corp.	1,215	115,073
Teradyne, Inc.	4,927	106,325

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2016
RBP® DIVIDEND FUND

	Shares	Value

CDK Global, Inc.	1,404	$80,533
Total Technology		562,558

Communications - 0.4%
CDW Corp.	1,918	87,710

Total Common Stocks
(Cost $19,266,547)		20,056,175

EXCHANGE-TRADED FUNDS† - 0.6%
iShares Select Dividend ETF	1,453	124,508
Total Exchange-Traded Funds
(Cost $124,531)		124,508

Total Investments - 99.9%
(Cost $19,391,078)		$20,180,683
Other Assets & Liabilities, net - 0.1%		29,219
Total Net Assets - 100.0%		$20,209,902

†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,056,175	$—	$—	$20,056,175
Exchange-Traded Funds	124,508	—	—	124,508
Total	$20,180,683	$—	$—	$20,180,683

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the year ended September 30, 2016, there were no transfers between levels.

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

Assets:
Investments, at value (cost $19,391,078)	$20,180,683
Cash	54,465
Prepaid expenses	9,340
Receivable from Adviser	1,401
Receivables:
Securities sold	12,330
Fund shares sold	53,245
Dividends	37,182
Total assets	20,348,646

Liabilities:
Payable for:
Fund shares redeemed	24,551
Securities purchased	24,104
Distribution and service fees	10,301
Legal fees	9,366
Professional fees	9,176
Transfer agent/maintenance fees	5,042
Trustees’ fees*	2,215
Fund accounting/administration fees	997
Miscellaneous	52,992
Total liabilities	138,744
Net assets	$20,209,902

Net assets consist of:
Paid in capital	$19,130,584
Undistributed net investment income	—
Accumulated net realized gain on investments	289,713
Net unrealized appreciation on investments	789,605
Net assets	$20,209,902

A-Class:
Net assets	$6,540,463
Capital shares outstanding	566,509
Net asset value per share	$11.55
Maximum offering price per share (Net asset value divided by 95.25%)	$12.13

C-Class:
Net assets	$6,452,854
Capital shares outstanding	562,101
Net asset value per share	$11.48

P-Class:**
Net assets	$1,262,678
Capital shares outstanding	108,750
Net asset value per share	$11.61

Institutional Class:
Net assets	$5,953,907
Capital shares outstanding	523,277
Net asset value per share	$11.38

STATEMENT OF OPERATIONS
Year Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $537)	$647,966
Total investment income	647,966

Expenses:
Management fees	198,263
Transfer agent/maintenance fees
A-Class	9,556
C-Class	12,297
P-Class**	2,214
Institutional Class	14,354
Distribution and service fees:
A-Class	22,936
C-Class	70,731
P-Class**	3,275
Fund accounting/administration fees	16,765
Registration fees	53,738
Legal fees	25,865
Custodian fees	14,108
Trustees’ fees*	8,282
Line of credit fees	3,284
Tax expense	701
Miscellaneous	55,732
Total expenses	512,101
Less:
Expenses waived by Adviser	(178,263)
Net expenses	333,838
Net investment income	314,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,135,442
Net realized gain	1,135,442
Net change in unrealized appreciation (depreciation) on:
Investments	1,633,205
Net change in unrealized appreciation (depreciation)	1,633,205
Net realized and unrealized gain	2,768,647
Net increase in net assets resulting from operations	$3,082,775

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$314,128	$710,826
Net realized gain (loss) on investments	1,135,442	(756,208)
Net change in unrealized appreciation (depreciation) on investments	1,633,205	(25,130)
Net increase (decrease) in net assets resulting from operations	3,082,775	(70,512)

Distributions to shareholders from:
Net investment income
A-Class	(103,384)	(156,746)
C-Class	(77,647)	(115,210)
P-Class*	(23,404)	(48,982)
Institutional Class	(164,889)	(385,415)
Net realized gains
A-Class	—	(1,224,122)
C-Class	—	(1,171,197)
P-Class*	—	(377,964)
Institutional Class	—	(2,528,630)
Total distributions to shareholders	(369,324)	(6,008,266)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,162,938	4,349,894
C-Class	1,071,637	2,977,504
P-Class*	1,202,006	492,123
Institutional Class	629,526	2,655,468
Distributions reinvested
A-Class	93,213	1,095,911
C-Class	70,815	1,213,707
P-Class*	23,247	423,339
Institutional Class	116,945	2,534,953
Cost of shares redeemed
A-Class	(4,625,061)	(8,474,154)
C-Class	(3,821,240)	(3,165,243)
P-Class*	(1,785,837)	(2,142,728)
Institutional Class	(8,008,971)	(12,647,469)
Net decrease from capital share transactions	(9,870,782)	(10,686,695)
Net decrease in net assets	(7,157,331)	(16,765,473)

Net assets:
Beginning of year	27,367,233	44,132,706
End of year	$20,209,902	$27,367,233
Undistributed net investment income at end of year	$—	$37,465

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2016	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	474,843	383,926
C-Class	98,866	263,958
P-Class*	114,538	41,294
Institutional Class	58,038	237,368
Shares issued from reinvestment of distributions
A-Class	8,464	102,402
C-Class	6,488	113,979
P-Class*	2,112	39,302
Institutional Class	10,789	240,211
Shares redeemed
A-Class	(437,391)	(757,433)
C-Class	(354,514)	(288,330)
P-Class*	(171,888)	(185,529)
Institutional Class	(748,912)	(1,121,946)
Net decrease in shares	(938,567)	(930,798)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.21	$12.23	$12.78	$10.87	$8.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.17	.20	.18	.20	.20
Net gain (loss) on investments (realized and unrealized)	1.35	(.42)	1.00	2.35	2.08
Total from investment operations	1.52	(.22)	1.18	2.55	2.28
Less distributions from:
Net investment income	(.18)	(.21)	(.20)	(.18)	(.24)
Net realized gains	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.18)	(1.80)	(1.73)	(.64)	(.29)
Redemption fees collected	—	—	—	—	(—)[e]
Net asset value, end of period	$11.55	$10.21	$12.23	$12.78	$10.87

Total Return[d]	14.88%	(2.28%)	9.90%	24.45%	26.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,540	$5,313	$9,684	$25,014	$9,043
Ratios to average net assets:
Net investment income (loss)	1.50%	1.76%	1.41%	1.69%	1.92%
Total expenses[b]	2.20%	1.88%	1.84%	2.12%	3.87%
Net expenses[c,f]	1.39%	1.51%	1.51%	1.50%	1.50%
Portfolio turnover rate	226%	181%	181%	198%	290%

C-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.16	$12.18	$12.73	$10.83	$8.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.09	.13	.10	.13	.13
Net gain (loss) on investments (realized and unrealized)	1.35	(.42)	.99	2.35	2.08
Total from investment operations	1.44	(.29)	1.09	2.48	2.21
Less distributions from:
Net investment income	(.12)	(.14)	(.11)	(.12)	(.19)
Net realized gains	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.12)	(1.73)	(1.64)	(.58)	(.24)
Net asset value, end of period	$11.48	$10.16	$12.18	$12.73	$10.83

Total Return[d]	14.28%	(2.93%)	9.17%	23.86%	25.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,453	$8,245	$8,792	$8,215	$2,998
Ratios to average net assets:
Net investment income (loss)	0.81%	1.18%	0.84%	1.09%	1.30%
Total expenses[b]	2.84%	2.54%	2.45%	2.73%	4.47%
Net expenses[c,f]	2.06%	2.11%	2.11%	2.10%	2.10%
Portfolio turnover rate	226%	181%	181%	198%	290%

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.28	$12.31	$12.84	$10.91	$8.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.17	.22	.20	.23	.22
Net gain (loss) on investments (realized and unrealized)	1.37	(.43)	1.01	2.36	2.08
Total from investment operations	1.54	(.21)	1.21	2.59	2.30
Less distributions from:
Net investment income	(.21)	(.23)	(.21)	(.20)	(.24)
Net realized gains	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.21)	(1.82)	(1.74)	(.66)	(.29)
Redemption fees collected	—	—	—	—	(—)[e]
Net asset value, end of period	$11.61	$10.28	$12.31	$12.84	$10.91

Total Return[d]	15.11%	(2.20%)	10.09%	24.72%	26.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,263	$1,686	$3,310	$8,490	$2,205
Ratios to average net assets:
Net investment income (loss)	1.57%	1.91%	1.56%	1.85%	2.10%
Total expenses[b]	2.09%	1.79%	1.70%	1.98%	3.72%
Net expenses[c,f]	1.32%	1.36%	1.36%	1.35%	1.35%
Portfolio turnover rate	226%	181%	181%	198%	290%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.07	$12.09	$12.62	$10.73	$8.91
Income (loss) from investment operations:
Net investment income (loss)[a]	.19	.24	.24	.24	.23
Net gain (loss) on investments (realized and unrealized)	1.35	(.42)	.97	2.33	2.06
Total from investment operations	1.54	(.18)	1.21	2.57	2.29
Less distributions from:
Net investment income	(.23)	(.25)	(.21)	(.22)	(.42)
Net realized gains	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.23)	(1.84)	(1.74)	(.68)	(.47)
Net asset value, end of period	$11.38	$10.07	$12.09	$12.62	$10.73

Total Return[d]	15.48%	(1.93%)	10.29%	25.00%	26.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,954	$12,123	$22,347	$3,793	$2,906
Ratios to average net assets:
Net investment income (loss)	1.79%	2.15%	1.95%	2.07%	2.30%
Total expenses[b]	1.86%	1.54%	1.45%	1.73%	3.47%
Net expenses[c,f]	1.07%	1.11%	1.11%	1.10%	1.10%
Portfolio turnover rate	226%	181%	181%	198%	290%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

2016
A-Class	1.37%
C-Class	2.05%
P-Class	1.30%
Institutional Class	1.05%

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2016

To Our Shareholders

Guggenheim RBP® Large-Cap Defensive Fund (the “Fund”) is managed by a team of seasoned professionals led by Gennadiy Khayutin, Managing Director and Senior Portfolio Manager, and Scott Hammond, Managing Director and Senior Portfolio Manager. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2016.

For the period ended September 30, 2016, Guggenheim RBP® Large-Cap Defensive Fund returned 8.66%1, compared with the 14.94% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 15.43%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Large-Cap Defensive Index SM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market Index SM with beta factors of less than 1.0 that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Financials and Utilities sectors. The largest detractors relative to the benchmark were the Information Technology and Consumer Discretionary sectors.

Cincinnati Financial Corp., MSCI, and Ulta Salon, Cosmetics & Fragrance, Inc. were the largest individual contributors to return. The largest detractors from return were Chipotle Mexican Grill, Inc., Envision Healthcare Holdings, Inc., and Williams-Sonoma, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class*	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	3.5%
UnitedHealth Group, Inc.	1.5%
O’Reilly Automotive, Inc.	1.4%
TransDigm Group, Inc.	1.4%
Mid-America Apartment Communities, Inc.	1.4%
Bristol-Myers Squibb Co.	1.3%
Ross Stores, Inc.	1.3%
Constellation Brands, Inc. — Class A	1.3%
Monster Beverage Corp.	1.3%
Intuitive Surgical, Inc.	1.3%
Top Ten Total	15.7%

“Ten Largest Holdings” excludes any temporary cash investments.

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2016

	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	8.66%	12.73%	9.97%
A-Class Shares with sales charge†	2.38%	11.40%	8.96%
P-Class Shares**	8.89%	12.89%	10.14%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	12.20%
Guggenheim RBP Large-Cap Defensive Index	10.48%	14.54%	11.74%
			Since Inception (04/18/11)
C-Class Shares	8.01%	12.05%	9.20%
C-Class Shares with CDSC‡	7.03%	12.05%	9.20%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.96%
Guggenheim RBP Large-Cap Defensive Index	10.48%	14.54%	11.61%
			Since Inception (02/15/11)
Institutional Class Shares	9.11%	13.17%	10.24%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.32%
Guggenheim RBP Large-Cap Defensive Index	10.48%	14.54%	11.57%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Large-Cap Defensive Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
†

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 10 Year average annual return (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	September 30, 2016
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

COMMON STOCKS† - 96.0%

Consumer, Non-cyclical - 31.2%
UnitedHealth Group, Inc.	2,588	$362,320
Bristol-Myers Squibb Co.	6,131	330,583
Constellation Brands, Inc. — Class A	1,938	322,658
Monster Beverage Corp.*	2,173	319,018
Intuitive Surgical, Inc.*	430	311,677
Cintas Corp.	2,743	308,862
AbbVie, Inc.	4,834	304,879
Quintiles IMS Holdings, Inc.*	3,720	301,543
MarketAxess Holdings, Inc.	1,775	293,922
Dr Pepper Snapple Group, Inc.	3,147	287,353
Hormel Foods Corp.	7,316	277,496
Laboratory Corporation of America Holdings*	2,005	275,647
Reynolds American, Inc.	5,723	269,839
Altria Group, Inc.	4,087	258,421
Clorox Co.	2,044	255,868
AmerisourceBergen Corp. — Class A	3,147	254,215
Automatic Data Processing, Inc.	2,834	249,959
Sysco Corp.	4,885	239,414
Estee Lauder Companies, Inc. — Class A	2,695	238,669
Envision Healthcare Holdings, Inc.*	10,702	238,334
Kroger Co.	7,747	229,931
Danaher Corp.	2,923	229,134
Gartner, Inc.*	2,582	228,378
Church & Dwight Company, Inc.	4,754	227,812
Johnson & Johnson	1,789	211,335
Pfizer, Inc.	6,155	208,470
Merck & Company, Inc.	3,243	202,396
Hershey Co.	1,898	181,449
Eli Lilly & Co.	2,026	162,607
Perrigo Company plc	1,615	149,113
Total Consumer, Non-cyclical		7,731,302

Consumer, Cyclical - 15.9%
O’Reilly Automotive, Inc.*	1,259	352,658
Ross Stores, Inc.	5,082	326,773
Home Depot, Inc.	2,394	308,060
CVS Health Corp.	3,424	304,702
Dollar General Corp.	4,198	293,819
TJX Companies, Inc.	3,705	277,060
NVR, Inc.*	159	260,739
Carter’s, Inc.	2,966	257,182
Lowe’s Companies, Inc.	3,530	254,901
Darden Restaurants, Inc.	3,695	226,577
Costco Wholesale Corp.	1,448	220,834
Starbucks Corp.	4,047	219,105
Toro Co.	4,574	214,246
Vail Resorts, Inc.	1,341	210,376
Autoliv, Inc.	1,907	203,668
Total Consumer, Cyclical		3,930,700

Financial - 12.8%
Mid-America Apartment Communities, Inc.	3,596	337,988
Digital Realty Trust, Inc.	3,209	311,658
Simon Property Group, Inc.	1,334	276,151
Nasdaq, Inc.	3,993	269,688
CBOE Holdings, Inc.	3,817	247,532
Cincinnati Financial Corp.	3,248	244,964
Travelers Companies, Inc.	2,073	237,462
CME Group, Inc. — Class A	2,186	228,481
Arch Capital Group Ltd.*	2,760	218,758
Camden Property Trust	2,580	216,049
Intercontinental Exchange, Inc.	788	212,256
American Express Co.	3,285	210,371
New York Community Bancorp, Inc.	11,749	167,188
Total Financial		3,178,546

Industrial - 10.7%
TransDigm Group, Inc.*	1,214	350,993
J.B. Hunt Transport Services, Inc.	3,252	263,867
Waters Corp.*	1,501	237,893
Raytheon Co.	1,564	212,907
Lennox International, Inc.	1,308	205,395
Carlisle Companies, Inc.	1,992	204,319
FLIR Systems, Inc.	6,359	199,800
Owens Corning	3,685	196,742
Hubbell, Inc.	1,591	171,414
Lockheed Martin Corp.	657	157,496
United Technologies Corp.	1,526	155,042
Rockwell Collins, Inc.	1,792	151,137
United Parcel Service, Inc. — Class B	1,241	135,716
Total Industrial		2,642,721

Technology - 10.6%
VMware, Inc. — Class A*	4,240	311,004
Synopsys, Inc.*	5,061	300,371
Fiserv, Inc.*	2,373	236,042
Broadridge Financial Solutions, Inc.	3,369	228,385
Paychex, Inc.	3,945	228,297
Cadence Design Systems, Inc.*	8,395	214,324
Jack Henry & Associates, Inc.	2,477	211,907
Electronic Arts, Inc.*	2,468	210,767
Cerner Corp.*	3,113	192,228
KLA-Tencor Corp.	2,638	183,895
Amdocs Ltd.	2,886	166,955
CA, Inc.	4,557	150,746
Total Technology		2,634,921

Communications - 8.3%
Alphabet, Inc. — Class C*	377	293,038
Walt Disney Co.	3,106	288,423
LinkedIn Corp. — Class A*	1,255	239,856
Comcast Corp. — Class A	3,514	233,119
Verizon Communications, Inc.	4,303	223,670
Scripps Networks Interactive, Inc. — Class A	3,423	217,326
AT&T, Inc.	4,911	199,436
Omnicom Group, Inc.	2,128	180,880
Symantec Corp.	6,874	172,537
Total Communications		2,048,285

32 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2016
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

Utilities - 3.6%
ITC Holdings Corp.	5,102	$237,141
PPL Corp.	6,719	232,276
Eversource Energy	4,247	230,102
DTE Energy Co.	1,989	186,310
Total Utilities		885,829

Basic Materials - 2.2%
Royal Gold, Inc.	2,865	221,837
Sherwin-Williams Co.	715	197,812
Newmont Mining Corp.	3,224	126,671
Total Basic Materials		546,320

Energy - 0.7%
Equities Corp.	2,549	185,108

Total Common Stocks
(Cost $22,602,046)		23,783,732

EXCHANGE-TRADED FUNDS† - 3.5%
SPDR S&P 500 ETF Trust	4,008	866,930
Total Exchange-Traded Funds
(Cost $869,182)		866,930

Total Investments - 99.5%
(Cost $23,471,228)		$24,650,662
Other Assets & Liabilities, net - 0.5%		112,104
Total Net Assets - 100.0%		$24,762,766

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,783,732	$—	$—	$23,783,732
Exchange-Traded Funds	866,930	—	—	866,930
Total	$24,650,662	$—	$—	$24,650,662

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the year ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

Assets:
Investments, at value (cost $23,471,228)	$24,650,662
Cash	188,571
Prepaid expenses	2,250
Receivables:
Securities sold	75,045
Fund shares sold	19,814
Dividends	24,792
Total assets	24,961,134

Liabilities:
Payable for:
Fund shares redeemed	74,884
Securities purchased	32,804
Distribution and service fees	11,028
Transfer agent/maintenance fees	4,785
Management fees	3,821
Trustees’ fees*	2,448
Fund accounting/administration fees	1,239
Miscellaneous	67,359
Total liabilities	198,368
Net assets	$24,762,766

Net assets consist of:
Paid in capital	$22,730,230
Undistributed net investment income	31,905
Accumulated net realized gain on investments	821,197
Net unrealized appreciation on investments	1,179,434
Net assets	$24,762,766

A-Class:
Net assets	$5,760,598
Capital shares outstanding	552,109
Net asset value per share	$10.43
Maximum offering price per share (Net asset value divided by 95.25%)	$10.95

C-Class:
Net assets	$7,939,031
Capital shares outstanding	772,508
Net asset value per share	$10.28

P-Class:**
Net assets	$777,838
Capital shares outstanding	73,060
Net asset value per share	$10.65

Institutional Class:
Net assets	$10,285,299
Capital shares outstanding	954,314
Net asset value per share	$10.78

STATEMENT OF OPERATIONS
Year Ended September 30, 2016

Investment Income:
Dividends	$453,441
Total investment income	453,441

Expenses:
Management fees	252,834
Transfer agent/maintenance fees
A-Class	7,594
C-Class	12,037
P-Class**	2,129
Institutional Class	14,324
Distribution and service fees:
A-Class	20,749
C-Class	89,339
P-Class**	5,957
Fund accounting/administration fees	20,635
Registration fees	51,447
Trustees’ fees*	8,614
Custodian fees	7,750
Line of credit fees	3,520
Tax expense	35
Miscellaneous	79,671
Total expenses	576,635
Less:
Expenses waived by Adviser	(155,116)
Net expenses	421,519
Net investment income	31,922

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,184,878
Net realized gain	1,184,878
Net change in unrealized appreciation (depreciation) on:
Investments	1,996,528
Net change in unrealized appreciation (depreciation)	1,996,528
Net realized and unrealized gain	3,181,406
Net increase in net assets resulting from operations	$3,213,328

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

34 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,922	$246,753
Net realized gain on investments	1,184,878	2,250,337
Net change in unrealized appreciation (depreciation) on investments	1,996,528	(881,106)
Net increase in net assets resulting from operations	3,213,328	1,615,984

Distributions to shareholders from:
Net investment income
A-Class	(28,239)	(54,401)
C-Class	(26,386)	(38,833)
P-Class*	(1,547)	(143,676)
Institutional Class	(39,673)	(144,023)
Net realized gains
A-Class	(565,249)	(1,624,493)
C-Class	(657,324)	(2,484,020)
P-Class*	(40,053)	(3,729,824)
Institutional Class	(1,018,154)	(2,991,980)
Total distributions to shareholders	(2,376,625)	(11,211,250)

Capital share transactions:
Proceeds from sale of shares
A-Class	903,298	2,833,743
C-Class	4,244,739	3,327,020
P-Class*	357,818	87,779
Institutional Class	1,743,717	4,724,274
Distributions reinvested
A-Class	494,985	1,387,170
C-Class	576,992	2,129,582
P-Class*	41,600	118,147
Institutional Class	744,906	2,430,085
Cost of shares redeemed
A-Class	(4,530,821)	(3,370,583)
C-Class	(5,789,098)	(8,691,206)
P-Class*	(17,950,416)	(1,984,682)
Institutional Class	(6,034,565)	(10,518,039)
Net decrease from capital share transactions	(25,196,845)	(7,526,710)
Net decrease in net assets	(24,360,142)	(17,121,976)

Net assets:
Beginning of year	49,122,908	66,244,884
End of year	$24,762,766	$49,122,908
Undistributed net investment income at end of year	$31,905	$95,828

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 35

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2016	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	85,209	246,647
C-Class	432,534	297,263
P-Class*	32,626	7,523
Institutional Class	165,772	405,222
Shares issued from reinvestment of distributions
A-Class	50,252	130,373
C-Class	59,118	200,904
P-Class*	4,139	10,940
Institutional Class	73,390	223,353
Shares redeemed
A-Class	(427,677)	(291,978)
C-Class	(565,482)	(775,271)
P-Class*	(1,586,053)	(157,785)
Institutional Class	(559,042)	(876,916)
Net decrease in shares	(2,235,214)	(579,725)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

36 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.59	$12.70	$13.34	$12.18	$10.03
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.04	.03	.02	.08
Net gain (loss) on investments (realized and unrealized)	.84	.14	1.45	2.17	2.26
Total from investment operations	.86	.18	1.48	2.19	2.34
Less distributions from:
Net investment income	(.05)	(.07)	(.01)	(.06)	(.03)
Net realized gains	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(1.02)	(2.29)	(2.12)	(1.03)	(.19)
Redemption fees collected	—	—	—	—	(—)[e]
Net asset value, end of period	$10.43	$10.59	$12.70	$13.34	$12.18

Total Return[b]	8.66%	1.39%	11.66%	19.71%	23.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,761	$8,941	$9,646	$11,510	$9,506
Ratios to average net assets:
Net investment income (loss)	0.20%	0.36%	0.24%	0.13%	0.71%
Total expenses[c]	1.95%	1.67%	1.61%	1.77%	2.34%
Net expenses[d,f]	1.41%	1.50%	1.51%	1.51%	1.51%
Portfolio turnover rate	103%	135%	236%	283%	256%

C-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.50	$12.64	$13.35	$12.20	$10.10
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	(.02)	(.04)	(.06)	.03
Net gain (loss) on investments (realized and unrealized)	.84	.13	1.45	2.18	2.25
Total from investment operations	.79	.11	1.41	2.12	2.28
Less distributions from:
Net investment income	(.04)	(.03)	(.01)	—	(.02)
Net realized gains	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(1.01)	(2.25)	(2.12)	(.97)	(.18)
Net asset value, end of period	$10.28	$10.50	$12.64	$13.35	$12.20

Total Return[b]	8.01%	0.77%	11.05%	19.00%	22.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,939	$8,885	$14,202	$11,429	$6,652
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.21%)	(0.33%)	(0.51%)	0.23%
Total expenses[c]	2.63%	2.36%	2.28%	2.45%	2.94%
Net expenses[d,f]	2.05%	2.10%	2.11%	2.11%	2.11%
Portfolio turnover rate	103%	135%	236%	283%	256%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 37

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.76	$12.87	$13.47	$12.29	$10.13
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.06	.05	.04	.08
Net gain (loss) on investments (realized and unrealized)	.88	.14	1.47	2.18	2.29
Total from investment operations	.90	.20	1.52	2.22	2.37
Less distributions from:
Net investment income	(.04)	(.09)	(.01)	(.07)	(.05)
Net realized gains	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(1.01)	(2.31)	(2.12)	(1.04)	(.21)
Redemption fees collected	—	—	—	—	(—)[e]
Net asset value, end of period	$10.65	$10.76	$12.87	$13.47	$12.29

Total Return[b]	8.89%	1.48%	11.86%	19.88%	23.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$778	$17,458	$22,666	$27,970	$28,803
Ratios to average net assets:
Net investment income (loss)	0.14%	0.54%	0.35%	0.28%	0.74%
Total expenses[c]	1.74%	1.61%	1.53%	1.70%	2.19%
Net expenses[d,f]	1.43%	1.35%	1.36%	1.36%	1.36%
Portfolio turnover rate	103%	135%	236%	283%	256%

38 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.86	$12.96	$13.52	$12.33	$10.15
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	.09	.08	.06	.13
Net gain (loss) on investments (realized and unrealized)	.87	.14	1.48	2.20	2.28
Total from investment operations	.93	.23	1.56	2.26	2.41
Less distributions from:
Net investment income	(.04)	(.11)	(.01)	(.10)	(.07)
Net realized gains	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(1.01)	(2.33)	(2.12)	(1.07)	(.23)
Redemption fees collected	—	—	—	—	(—)[e]
Net asset value, end of period	$10.78	$10.86	$12.96	$13.52	$12.33

Total Return[b]	9.11%	1.75%	12.15%	20.21%	24.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,285	$13,839	$19,731	$24,546	$17,482
Ratios to average net assets:
Net investment income (loss)	0.53%	0.79%	0.64%	0.50%	1.10%
Total expenses[c]	1.62%	1.36%	1.28%	1.45%	1.94%
Net expenses[d,f]	1.06%	1.10%	1.11%	1.11%	1.11%
Portfolio turnover rate	103%	135%	236%	283%	256%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

2016
A-Class	1.39%
C-Class	2.04%
P-Class	1.42%
Institutional Class	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 39

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2016

To Our Shareholders

Guggenheim RBP® Large-Cap Market Fund (the “Fund”) is managed by a team of seasoned professionals led by Gennadiy Khayutin, Managing Director and Senior Portfolio Manager, and Scott Hammond, Managing Director and Senior Portfolio Manager. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2016.

For the period ended September 30, 2016, Guggenheim RBP® Large-Cap Market Fund returned 10.26%1, compared with the 14.94% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 15.43%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Large-Cap Market Index SM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market Index SM with beta factors closest to 1.0 that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Financials and Materials sectors. The largest detractors relative to the benchmark were the Energy and Information Technology sectors.

Amazon.com, Edwards Lifesciences Corp., and Medivation, Inc. were the largest individual contributors to return. The largest detractors from return were Envision Healthcare Holdings, Inc., HollyFrontier Corp., and LPL Financial Holdings, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

40 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class*	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	2.7%
Regeneron Pharmaceuticals, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
Ulta Salon Cosmetics & Fragrance, Inc.	1.3%
TransDigm Group, Inc.	1.3%
Facebook, Inc. — Class A	1.3%
Ally Financial, Inc.	1.3%
Vantiv, Inc. — Class A	1.3%
Signature Bank	1.3%
Martin Marietta Materials, Inc.	1.2%
Top Ten Total	14.4%

“Ten Largest Holdings” excludes any temporary cash investments.

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2016

	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	10.26%	13.60%	10.65%
A-Class Shares with sales charge†	3.94%	12.27%	9.63%
P-Class Shares**	10.36%	13.76%	10.78%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	12.20%
Guggenheim RBP Large-Cap Market Index	11.80%	15.38%	12.34%
			Since Inception (04/18/11)
C-Class Shares	9.57%	12.92%	8.95%
C-Class Shares with CDSC‡	8.57%	12.92%	8.95%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.96%
Guggenheim RBP Large-Cap Market Index	11.80%	15.38%	11.26%
			Since Inception (02/15/11)
Institutional Class Shares	10.61%	14.04%	9.86%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.94%	16.29%	11.32%
Guggenheim RBP Large-Cap Market Index	11.80%	15.38%	11.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Large-Cap Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
†

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 10 Year average annual return (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

42 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2016
RBP® LARGE-CAP MARKET FUND

	Shares	Value

COMMON STOCKS† - 97.1%

Consumer, Non-cyclical - 28.1%
Regeneron Pharmaceuticals, Inc.*	777	$312,369
UnitedHealth Group, Inc.	2,217	310,380
Vantiv, Inc. — Class A*	5,269	296,487
Bristol-Myers Squibb Co.	5,258	283,511
Centene Corp.*	4,227	283,040
Gilead Sciences, Inc.	3,517	278,265
Constellation Brands, Inc. — Class A	1,664	277,039
Monster Beverage Corp.*	1,864	273,654
Allergan plc*	1,183	272,457
Celgene Corp.*	2,600	271,778
Cintas Corp.	2,336	263,034
Quintiles IMS Holdings, Inc.*	3,198	259,230
MarketAxess Holdings, Inc.	1,525	252,525
Universal Health Services, Inc. — Class B	2,017	248,535
Edwards Lifesciences Corp.*	2,038	245,701
Mylan N.V.*	5,891	224,565
Global Payments, Inc.	2,707	207,789
Estee Lauder Companies, Inc. — Class A	2,325	205,902
Envision Healthcare Holdings, Inc.*	9,239	205,753
McCormick & Company, Inc.	2,058	205,635
Post Holdings, Inc.*	2,656	204,964
Kimberly-Clark Corp.	1,611	203,212
Kroger Co.	6,684	198,381
S&P Global, Inc.	1,561	197,560
Colgate-Palmolive Co.	2,553	189,279
TreeHouse Foods, Inc.*	2,135	186,151
Avery Dennison Corp.	1,700	132,243
Total Consumer, Non-cyclical		6,489,439

Financial - 14.5%
Ally Financial, Inc.	15,279	297,482
Signature Bank*	2,465	291,979
Synchrony Financial	9,398	263,144
Progressive Corp.	7,653	241,070
Equinix, Inc.	651	234,522
Citizens Financial Group, Inc.	9,230	228,073
FNF Group	6,058	223,601
First Republic Bank	2,897	223,388
Cincinnati Financial Corp.	2,801	211,251
U.S. Bancorp	4,811	206,344
T. Rowe Price Group, Inc.	2,917	193,981
BB&T Corp.	5,126	193,353
SL Green Realty Corp.	1,757	189,932
Visa, Inc. — Class A	2,079	171,933
Liberty Property Trust	4,203	169,591
Total Financial		3,339,644

Industrial - 14.3%
TransDigm Group, Inc.*	1,041	300,974
Martin Marietta Materials, Inc.	1,604	287,293
Masco Corp.	8,083	277,328
Snap-on, Inc.	1,786	271,401
Vulcan Materials Co.	2,196	249,751
Agilent Technologies, Inc.	5,271	248,211
Amphenol Corp. — Class A	3,575	232,089
J.B. Hunt Transport Services, Inc.	2,801	227,273
Fortune Brands Home & Security, Inc.	3,854	223,917
SBA Communications Corp. — Class A*	1,925	215,908
Jacobs Engineering Group, Inc.*	4,050	209,466
B/E Aerospace, Inc.	4,002	206,743
Spirit AeroSystems Holdings, Inc. — Class A*	3,994	177,893
Acuity Brands, Inc.	654	173,048
Total Industrial		3,301,295

Consumer, Cyclical - 13.9%
Ulta Salon Cosmetics & Fragrance, Inc.*	1,268	301,759
Delta Air Lines, Inc.	7,296	287,170
Lear Corp.	2,219	268,988
Home Depot, Inc.	2,056	264,566
CVS Health Corp.	2,940	261,631
TJX Companies, Inc.	3,187	238,324
Lennar Corp. — Class A	5,560	235,410
Southwest Airlines Co.	5,483	213,233
Walgreens Boots Alliance, Inc.	2,600	209,612
Darden Restaurants, Inc.	3,190	195,611
AutoNation, Inc.*	3,884	189,190
Polaris Industries, Inc.	2,384	184,617
Wyndham Worldwide Corp.	2,737	184,282
Autoliv, Inc.	1,583	169,064
Total Consumer, Cyclical		3,203,457

Communications - 13.5%
Facebook, Inc. — Class A*	2,344	300,665
Amazon.com, Inc.*	321	268,777
Arista Networks, Inc.*	2,983	253,794
Alphabet, Inc. — Class C*	324	251,842
Walt Disney Co.	2,671	248,028
VeriSign, Inc.*	3,142	245,830
CDW Corp.	5,170	236,424
Twenty-First Century Fox, Inc. — Class A	8,998	217,932
LinkedIn Corp. — Class A*	1,082	206,792
Comcast Corp. — Class A	2,993	198,556
F5 Networks, Inc.*	1,557	194,064
Verizon Communications, Inc.	3,718	193,262
Scripps Networks Interactive, Inc. — Class A	2,915	185,073
Frontier Communications Corp.	28,913	120,278
Total Communications		3,121,317

Technology - 5.9%
salesforce.com, Inc.*	3,871	276,118
Red Hat, Inc.*	3,099	250,492
Lam Research Corp.	2,590	245,299
Applied Materials, Inc.	7,523	226,818
Apple, Inc.	1,691	191,168
Intuit, Inc.	1,666	183,277
Total Technology		1,373,172

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2016
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Energy - 4.2%
Diamondback Energy, Inc.*	2,070	$199,837
Valero Energy Corp.	3,340	177,020
Range Resources Corp.	4,108	159,185
Equities Corp.	2,172	157,731
Cabot Oil & Gas Corp. — Class A	5,911	152,504
Schlumberger Ltd.	1,625	127,790
Total Energy		974,067

Utilities - 2.7%
Calpine Corp.*	13,290	167,985
OGE Energy Corp.	5,140	162,527
NRG Energy, Inc.	14,012	157,075
UGI Corp.	3,239	146,532
Total Utilities		634,119

Total Common Stocks
(Cost $21,276,890)		22,436,510

EXCHANGE-TRADED FUNDS† - 2.7%
SPDR S&P 500 ETF Trust	2,930	633,759
Total Exchange-Traded Funds
(Cost $627,874)		633,759

Total Investments - 99.8%
(Cost $21,904,764)		$23,070,269
Other Assets & Liabilities, net - 0.2%		44,891
Total Net Assets - 100.0%		$23,115,160

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,436,510	$—	$—	$22,436,510
Exchange-Traded Funds	633,759	—	—	633,759
Total	$23,070,269	$—	$—	$23,070,269

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the year ended September 30, 2016, there were no transfers between levels.

44 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

Assets:
Investments, at value (cost $21,904,764)	$23,070,269
Cash	151,556
Prepaid expenses	2,842
Receivables:
Corporate action	284,598
Securities sold	12,948
Fund shares sold	273
Dividends	17,297
Total assets	23,539,783

Liabilities:
Payable for:
Securities purchased	269,164
Fund shares redeemed	63,869
Distribution and service fees	12,286
Transfer agent/maintenance fees	3,494
Trustees’ fees*	2,460
Management fees	2,378
Fund accounting/administration fees	1,154
Miscellaneous	69,818
Total liabilities	424,623
Net assets	$23,115,160

Net assets consist of:
Paid in capital	$20,770,484
Accumulated net investment loss	(67,140)
Accumulated net realized gain on investments	1,246,311
Net unrealized appreciation on investments	1,165,505
Net assets	$23,115,160

A-Class:
Net assets	$5,058,980
Capital shares outstanding	497,497
Net asset value per share	$10.17
Maximum offering price per share (Net asset value divided by 95.25%)	$10.68

C-Class:
Net assets	$10,107,617
Capital shares outstanding	1,019,245
Net asset value per share	$9.92

P-Class:**
Net assets	$384,418
Capital shares outstanding	36,926
Net asset value per share	$10.41

Institutional Class:
Net assets	$7,564,145
Capital shares outstanding	713,412
Net asset value per share	$10.60

STATEMENT OF OPERATIONS
Year Ended September 30, 2016

Investment Income:
Dividends	$390,599
Total investment income	390,599

Expenses:
Management fees	270,193
Transfer agent/maintenance fees
A-Class	7,089
C-Class	15,587
P-Class**	2,175
Institutional Class	14,695
Distribution and service fees:
A-Class	20,457
C-Class	116,131
P-Class**	5,565
Fund accounting/administration fees	21,099
Registration fees	51,493
Trustees’ fees*	8,668
Line of credit fees	3,961
Custodian fees	2,998
Tax expense	35
Miscellaneous	79,484
Total expenses	619,630
Less:
Expenses waived by Adviser	(153,296)
Net expenses	466,334
Net investment loss	(75,735)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,780,938
Net realized gain	1,780,938
Net change in unrealized appreciation (depreciation) on:
Investments	2,394,240
Net change in unrealized appreciation (depreciation)	2,394,240
Net realized and unrealized gain	4,175,178
Net increase in net assets resulting from operations	$4,099,443

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 45

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(75,735)	$7,878
Net realized gain on investments	1,780,938	753,834
Net change in unrealized appreciation (depreciation) on investments	2,394,240	169,614
Net increase in net assets resulting from operations	4,099,443	931,326

Distributions to shareholders from:
Net investment income
A-Class	(8,904)	—
C-Class	(19,239)	—
P-Class*	(970)	—
Institutional Class	(21,515)	—
Net realized gains
A-Class	(188,979)	(2,763,609)
C-Class	(415,421)	(3,919,931)
P-Class*	(20,275)	(6,434,805)
Institutional Class	(439,440)	(7,523,704)
Total distributions to shareholders	(1,114,743)	(20,642,049)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,117,169	2,395,304
C-Class	946,556	7,019,177
P-Class*	37,904	289,628
Institutional Class	2,020,540	10,290,331
Distributions reinvested
A-Class	181,296	2,577,945
C-Class	393,154	3,623,923
P-Class*	20,852	1,243,125
Institutional Class	385,377	6,489,073
Cost of shares redeemed
A-Class	(2,633,453)	(10,931,259)
C-Class	(5,175,224)	(9,029,230)
P-Class*	(16,881,992)	(6,245,583)
Institutional Class	(9,559,148)	(49,634,586)
Net decrease from capital share transactions	(29,146,969)	(41,912,152)
Net decrease in net assets	(26,162,269)	(61,622,875)

Net assets:
Beginning of year	49,277,429	110,900,304
End of year	$23,115,160	$49,277,429
(Accumulated net investment loss)/Undistributed net investment income at end of year	$(67,140)	$7,878

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2016	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	117,661	232,872
C-Class	98,356	702,561
P-Class*	3,794	24,998
Institutional Class	203,589	972,782
Shares issued from reinvestment of distributions
A-Class	18,575	271,649
C-Class	41,082	386,758
P-Class*	2,089	128,289
Institutional Class	37,968	660,802
Shares redeemed
A-Class	(271,781)	(1,010,831)
C-Class	(543,174)	(888,107)
P-Class*	(1,601,189)	(569,646)
Institutional Class	(947,523)	(4,265,652)
Net decrease in shares	(2,840,553)	(3,353,525)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.53	$12.92	$14.26	$12.27	$10.05
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.01)	(.04)	(—)[c]	.02
Net gain (loss) on investments (realized and unrealized)	.97	(.11)	1.63	2.84	2.37
Total from investment operations	.96	(.12)	1.59	2.84	2.39
Less distributions from:
Net investment income	(.01)	—	—	(.05)	(—)[f]
Net realized gains	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.32)	(3.27)	(2.93)	(.85)	(.17)
Redemption fees collected	—	—	—	—	(—)[g]
Net asset value, end of period	$10.17	$9.53	$12.92	$14.26	$12.27

Total Return[b]	10.26%	(0.83%)	11.67%	24.92%	24.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,059	$6,031	$14,724	$29,504	$23,739
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.07%)	(0.28%)	(0.00%)[h]	0.16%
Total expenses[d]	1.92%	1.66%	1.58%	1.72%	2.15%
Net expenses[e,i]	1.40%	1.51%	1.51%	1.51%	1.51%
Portfolio turnover rate	85%	134%	268%	284%	305%

C-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.36	$12.81	$14.23	$12.28	$10.11
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.07)	(.12)	(.08)	(.05)
Net gain (loss) on investments (realized and unrealized)	.95	(.11)	1.63	2.84	2.39
Total from investment operations	.88	(.18)	1.51	2.76	2.34
Less distributions from:
Net investment income	(.01)	—	—	(.01)	—
Net realized gains	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.32)	(3.27)	(2.93)	(.81)	(.17)
Net asset value, end of period	$9.92	$9.36	$12.81	$14.23	$12.28

Total Return[b]	9.57%	(1.44%)	11.04%	24.09%	23.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,108	$13,316	$15,655	$14,483	$9,611
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.67%)	(0.89%)	(0.63%)	(0.40%)
Total expenses[d]	2.58%	2.33%	2.22%	2.37%	2.75%
Net expenses[e,i]	2.06%	2.11%	2.11%	2.11%	2.11%
Portfolio turnover rate	85%	134%	268%	284%	305%

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.74	$13.12	$14.41	$12.39	$10.13
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	.01	(.02)	.02	.03
Net gain (loss) on investments (realized and unrealized)	1.02	(.12)	1.66	2.86	2.40
Total from investment operations	.99	(.11)	1.64	2.88	2.43
Less distributions from:
Net investment income	(.01)	—	—	(.06)	(—)[f]
Net realized gains	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.32)	(3.27)	(2.93)	(.86)	(.17)
Redemption fees collected	—	—	—	—	(—)[g]
Net asset value, end of period	$10.41	$9.74	$13.12	$14.41	$12.39

Total Return[b]	10.36%	(0.72%)	11.92%	25.01%	24.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$384	$15,896	$26,877	$35,741	$33,495
Ratios to average net assets:
Net investment income (loss)	(0.27%)	0.11%	(0.15%)	0.18%	0.28%
Total expenses[d]	1.75%	1.58%	1.47%	1.62%	2.00%
Net expenses[e,i]	1.43%	1.36%	1.36%	1.36%	1.36%
Portfolio turnover rate	85%	134%	268%	284%	305%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.89	$13.24	$14.49	$12.44	$10.15
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.04	.01	.06	.07
Net gain (loss) on investments (realized and unrealized)	1.02	(.12)	1.67	2.87	2.39
Total from investment operations	1.04	(.08)	1.68	2.93	2.46
Less distributions from:
Net investment income	(.02)	—	—	(.08)	(—)[f]
Net realized gains	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.33)	(3.27)	(2.93)	(.88)	(.17)
Net asset value, end of period	$10.60	$9.89	$13.24	$14.49	$12.44

Total Return[b]	10.61%	(0.44%)	12.18%	25.38%	24.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,564	$14,035	$53,644	$42,788	$44,503
Ratios to average net assets:
Net investment income (loss)	0.23%	0.36%	0.11%	0.45%	0.61%
Total expenses[d]	1.59%	1.33%	1.22%	1.37%	1.75%
Net expenses[e,i]	1.07%	1.11%	1.11%	1.11%	1.11%
Portfolio turnover rate	85%	134%	268%	284%	305%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Less than $0.01 per share.
[g]	Redemption fees collected are less than $0.01 per share.
[h]	Less than 0.01%.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

2016
A-Class	1.39%
C-Class	2.05%
P-Class	1.42%
Institutional Class	1.05%

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2016

To Our Shareholders

Guggenheim RBP® Large-Cap Value Fund (the “Fund”) is managed by a team of seasoned professionals led by Gennadiy Khayutin, Managing Director and Senior Portfolio Manager, and Scott Hammond, Managing Director and Senior Portfolio Manager. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2016.

For the period ended September 30, 2016, Guggenheim RBP® Large-Cap Value Fund returned 13.05%1, compared with the 17.65% return of its benchmark, the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The S&P 500 Value Index returned 15.98%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Large-Cap Value Index SM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market Index SM that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Financials and Industrials sectors. The largest detractors relative to the benchmark were the Energy and Consumer Discretionary sectors.

Applied Materials, Inc., Baxalta, Inc., and Tyson Foods, Inc. Class A were the largest individual contributors to return. The largest detractors from return were Dillard’s, Inc. Class A, Ensco Plc, and First Solar, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class*	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Ally Financial, Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Masco Corp.	1.4%
Foot Locker, Inc.	1.4%
iShares S&P 500 Value ETF	1.4%
Synchrony Financial	1.4%
Quintiles IMS Holdings, Inc.	1.4%
AbbVie, Inc.	1.3%
Agilent Technologies, Inc.	1.3%
Newell Brands, Inc.	1.3%
Top Ten Total	13.9%

“Ten Largest Holdings” excludes any temporary cash investments.

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2016

	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	13.05%	15.01%	10.21%
A-Class Shares with sales charge†	6.50%	13.65%	9.02%
C-Class Shares	12.32%	14.24%	9.46%
C-Class Shares with CDSC‡	11.32%	14.24%	9.46%
P-Class Shares**	13.19%	15.12%	10.31%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	17.65%	15.44%	11.32%
Guggenheim RBP Large-Cap Value Index	14.92%	16.99%	12.04%
			Since Inception (02/10/11)
Institutional Class Shares	13.42%	15.43%	10.30%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	17.65%	15.44%	10.95%
Guggenheim RBP Large-Cap Value Index	14.92%	16.99%	11.73%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
†

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 10 Year average annual return (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS	September 30, 2016
RBP® LARGE-CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.7%

Consumer, Non-cyclical - 27.8%
Bristol-Myers Squibb Co.	891	$48,042
Quintiles IMS Holdings, Inc.*	542	43,934
AbbVie, Inc.	687	43,329
Dr Pepper Snapple Group, Inc.	458	41,820
Anthem, Inc.	324	40,600
Hormel Foods Corp.	1,067	40,471
Reynolds American, Inc.	834	39,323
Altria Group, Inc.	596	37,685
Boston Scientific Corp.*	1,502	35,748
McCormick & Company, Inc.	349	34,873
Kimberly-Clark Corp.	273	34,436
Sysco Corp.	701	34,356
Kroger Co.	1,132	33,598
Mondelez International, Inc. — Class A	758	33,276
Cardinal Health, Inc.	414	32,168
Colgate-Palmolive Co.	433	32,103
PepsiCo, Inc.	290	31,543
Merck & Company, Inc.	499	31,143
Johnson & Johnson	262	30,950
Pfizer, Inc.	902	30,551
ConAgra Foods, Inc.	612	28,831
Pinnacle Foods, Inc.	566	28,396
Western Union Co.	1,352	28,149
Edgewell Personal Care Co.*	324	25,764
Eli Lilly & Co.	299	23,998
Avery Dennison Corp.	288	22,404
Procter & Gamble Co.	175	15,713
Coty, Inc. — Class A*	121	2,836
Total Consumer, Non-cyclical		906,040

Financial - 22.0%
Ally Financial, Inc.	2,588	50,388
Synchrony Financial	1,592	44,576
Citigroup, Inc.	874	41,279
Progressive Corp.	1,296	40,824
National Retail Properties, Inc.	790	40,172
Citizens Financial Group, Inc.	1,564	38,646
Bank of America Corp.	2,406	37,654
Regions Financial Corp.	3,735	36,864
Cincinnati Financial Corp.	475	35,825
Travelers Companies, Inc.	303	34,709
U.S. Bancorp	797	34,183
CME Group, Inc. — Class A	320	33,446
Chubb Ltd.	263	33,046
BB&T Corp.	868	32,741
Comerica, Inc.	686	32,462
UDR, Inc.	847	30,484
JPMorgan Chase & Co.	453	30,165
M&T Bank Corp.	252	29,257
People’s United Financial, Inc.	1,842	29,140
Liberty Property Trust	712	28,729
Total Financial		714,590

Industrial - 12.3%
Masco Corp.	1,369	46,970
Agilent Technologies, Inc.	893	42,051
Waste Management, Inc.	645	41,125
Ingersoll-Rand plc	510	34,649
Raytheon Co.	229	31,174
Arrow Electronics, Inc.*	477	30,514
PerkinElmer, Inc.	508	28,504
TE Connectivity Ltd.	433	27,877
Emerson Electric Co.	442	24,093
Norfolk Southern Corp.	248	24,071
AGCO Corp.	477	23,526
United Technologies Corp.	223	22,657
Rockwell Collins, Inc.	265	22,350
Total Industrial		399,561

Energy - 8.7%
FMC Technologies, Inc.*	1,220	36,197
First Solar, Inc.*	880	34,751
Kinder Morgan, Inc.	1,299	30,046
Tesoro Corp.	366	29,120
Valero Energy Corp.	514	27,242
Marathon Petroleum Corp.	671	27,236
Range Resources Corp.	696	26,970
HollyFrontier Corp.	1,054	25,823
Devon Energy Corp.	562	24,790
Newfield Exploration Co.*	490	21,295
Total Energy		283,470

Consumer, Cyclical - 7.9%
Foot Locker, Inc.	683	46,253
Newell Brands, Inc.	797	41,970
Darden Restaurants, Inc.	584	35,811
Wyndham Worldwide Corp.	464	31,241
Ford Motor Co.	2,213	26,711
General Motors Co.	816	25,924
Autoliv, Inc.	241	25,739
Allison Transmission Holdings, Inc.	811	23,259
Total Consumer, Cyclical		256,908

Communications - 6.0%
Twenty-First Century Fox, Inc. — Class A	1,524	36,911
Verizon Communications, Inc.	630	32,748
Cisco Systems, Inc.	965	30,610
Tribune Media Co. — Class A	790	28,851
AT&T, Inc.	661	26,843
CenturyLink, Inc.	798	21,889
Frontier Communications Corp.	4,207	17,501
Total Communications		195,353

Utilities - 5.8%
Eversource Energy	644	34,891
PPL Corp.	969	33,498
PG&E Corp.	539	32,971
Pinnacle West Capital Corp.	416	31,612
NextEra Energy, Inc.	230	28,134

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2016
RBP® LARGE-CAP VALUE FUND

	Shares	Value

NRG Energy, Inc.	2,374	$26,613
Total Utilities		187,719

Technology - 5.6%
Applied Materials, Inc.	1,274	38,412
Broadridge Financial Solutions, Inc.	493	33,420
Paychex, Inc.	577	33,391
KLA-Tencor Corp.	388	27,047
Oracle Corp.	638	25,061
Amdocs Ltd.	405	23,429
Total Technology		180,760

Basic Materials - 2.6%
Alcoa, Inc.	2,946	29,872
Freeport-McMoRan, Inc.	2,632	28,584
Nucor Corp.	533	26,357
Total Basic Materials		84,813

Total Common Stocks
(Cost $3,091,634)		3,209,214

EXCHANGE-TRADED FUNDS† - 1.4%
iShares S&P 500 Value ETF	487	46,246
Total Exchange-Traded Funds
(Cost $46,193)		46,246

Total Investments - 100.1%
(Cost $3,137,827)		$3,255,460
Other Assets & Liabilities, net - (0.1)%		(2,662)
Total Net Assets - 100.0%		$3,252,798

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,209,214	$—	$—	$3,209,214
Exchange-Traded Funds	46,246	—	—	46,246
Total	$3,255,460	$—	$—	$3,255,460

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the year ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

Assets:
Investments, at value (cost $3,137,827)	$3,255,460
Cash	23,697
Receivable from Adviser	9,560
Prepaid expenses	8,642
Receivables:
Dividends	3,842
Total assets	3,301,201

Liabilities:
Payable for:
Professional fees	9,249
Legal fees	8,623
Transfer agent/maintenance fees	2,291
Trustees’ fees*	1,942
Distribution and service fees	520
Fund accounting/administration fees	159
Fund shares redeemed	61
Miscellaneous	25,558
Total liabilities	48,403
Net assets	$3,252,798

Net assets consist of:
Paid in capital	$3,115,597
Undistributed net investment income	26,409
Accumulated net realized loss on investments	(6,841)
Net unrealized appreciation on investments	117,633
Net assets	$3,252,798

A-Class:
Net assets	$158,158
Capital shares outstanding	16,358
Net asset value per share	$9.67
Maximum offering price per share (Net asset value divided by 95.25%)	$10.15

C-Class:
Net assets	$460,435
Capital shares outstanding	48,536
Net asset value per share	$9.49

P-Class:**
Net assets	$153,930
Capital shares outstanding	16,270
Net asset value per share	$9.46

Institutional Class:
Net assets	$2,480,275
Capital shares outstanding	258,031
Net asset value per share	$9.61

STATEMENT OF OPERATIONS
Year Ended September 30, 2016

Investment Income:
Dividends	$79,816
Total investment income	79,816

Expenses:
Management fees	29,463
Transfer agent/maintenance fees
A-Class	1,522
C-Class	4,032
P-Class**	382
Institutional Class	21,195
Distribution and service fees:
A-Class	638
C-Class	4,984
P-Class**	121
Fund accounting/administration fees	4,490
Registration fees	50,804
Professional fees	24,167
Legal fees	22,324
Trustees’ fees*	7,788
Custodian fees	5,669
Line of credit fees	257
Tax expense	54
Miscellaneous	22,135
Total expenses	200,025
Less:
Expenses waived by Adviser	(158,849)
Net expenses	41,176
Net investment income	38,640

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	29,770
Net realized gain	29,770
Net change in unrealized appreciation (depreciation) on:
Investments	344,410
Net change in unrealized appreciation (depreciation)	344,410
Net realized and unrealized gain	374,180
Net increase in net assets resulting from operations	$412,820

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

56 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,640	$59,697
Net realized gain on investments	29,770	160,272
Net change in unrealized appreciation (depreciation) on investments	344,410	(355,966)
Net increase (decrease) in net assets resulting from operations	412,820	(135,997)

Distributions to shareholders from:
Net investment income
A-Class	(2,516)	(3,606)
C-Class	(3,520)	(4,375)
P-Class*	(153)	(73)
Institutional Class	(45,115)	(49,047)
Net realized gains
A-Class	(11,869)	(61,526)
C-Class	(31,542)	(122,444)
P-Class*	(615)	(1,127)
Institutional Class	(148,194)	(659,519)
Total distributions to shareholders	(243,524)	(901,717)

Capital share transactions:
Proceeds from sale of shares
A-Class	69,259	55,759
C-Class	297,025	508,455
P-Class*	144,749	7,350
Institutional Class	2,873	592,242
Distributions reinvested
A-Class	13,008	62,479
C-Class	35,062	125,727
P-Class*	466	78
Institutional Class	35,007	140,591
Cost of shares redeemed
A-Class	(163,409)	(151,101)
C-Class	(438,029)	(592,392)
P-Class*	(7,415)	(39)
Institutional Class	(555,101)	(680,004)
Net increase (decrease) from capital share transactions	(566,505)	69,145
Net decrease in net assets	(397,209)	(968,569)

Net assets:
Beginning of year	3,650,007	4,618,576
End of year	$3,252,798	$3,650,007
Undistributed net investment income at end of year	$26,409	$41,065

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 57

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2016	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	7,308	5,017
C-Class	32,192	50,487
P-Class*	15,730	752
Institutional Class	310	58,871
Shares issued from reinvestment of distributions
A-Class	1,437	6,495
C-Class	3,926	13,179
P-Class*	53	8
Institutional Class	3,898	14,706
Shares redeemed
A-Class	(17,631)	(14,762)
C-Class	(48,879)	(60,521)
P-Class*	(780)	(4)
Institutional Class	(61,386)	(69,231)
Net increase (decrease) in shares	(63,822)	4,997

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.

58 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.11	$11.65	$11.62	$10.78	$8.47
Income (loss) from investment operations:
Net investment income (loss)[a]	.09	.11	.09	.10	.13
Net gain (loss) on investments (realized and unrealized)	1.06	(.42)	1.44	2.36	2.25
Total from investment operations	1.15	(.31)	1.53	2.46	2.38
Less distributions from:
Net investment income	(.10)	(.12)	(.08)	(.14)	(.07)
Net realized gains	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.59)	(2.23)	(1.50)	(1.62)	(.07)
Net asset value, end of period	$9.67	$9.11	$11.65	$11.62	$10.78

Total Return[b]	13.05%	(3.61%)	14.07%	26.30%	28.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158	$230	$332	$1,308	$431
Ratios to average net assets:
Net investment income (loss)	0.94%	1.11%	0.78%	0.90%	1.30%
Total expenses[c]	6.13%	5.21%	4.42%	5.61%	6.12%
Net expenses[d,e]	1.41%	1.50%	1.50%	1.51%	1.52%
Portfolio turnover rate	119%	165%	138%	178%	167%

C-Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$8.96	$11.53	$11.53	$10.68	$8.44
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.05	.03	.03	.10
Net gain (loss) on investments (realized and unrealized)	1.04	(.43)	1.42	2.35	2.20
Total from investment operations	1.07	(.38)	1.45	2.38	2.30
Less distributions from:
Net investment income	(.05)	(.08)	(.03)	(.05)	(.06)
Net realized gains	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.54)	(2.19)	(1.45)	(1.53)	(.06)
Net asset value, end of period	$9.49	$8.96	$11.53	$11.53	$10.68

Total Return[b]	12.32%	(4.45%)	13.40%	25.53%	27.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$460	$549	$671	$625	$66
Ratios to average net assets:
Net investment income (loss)	0.32%	0.46%	0.24%	0.28%	1.01%
Total expenses[c]	6.78%	5.90%	5.04%	6.21%	6.72%
Net expenses[d,e]	2.06%	2.10%	2.10%	2.11%	2.12%
Portfolio turnover rate	119%	165%	138%	178%	167%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 59

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$8.93	$11.47	$11.56	$10.75	$8.47
Income (loss) from investment operations:
Net investment income (loss)[a]	.10	.13	.11	.12	.14
Net gain (loss) on investments (realized and unrealized)	1.04	(.42)	1.42	2.34	2.25
Total from investment operations	1.14	(.29)	1.53	2.46	2.39
Less distributions from:
Net investment income	(.12)	(.14)	(.20)	(.17)	(.11)
Net realized gains	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.61)	(2.25)	(1.62)	(1.65)	(.11)
Net asset value, end of period	$9.46	$8.93	$11.47	$11.56	$10.75

Total Return[b]	13.19%	(3.56%)	14.21%	26.37%	28.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154	$11	$6	$15	$5
Ratios to average net assets:
Net investment income (loss)	1.06%	1.28%	0.94%	1.09%	1.40%
Total expenses[c]	5.70%	5.15%	4.29%	5.46%	5.97%
Net expenses[d,e]	1.25%	1.35%	1.35%	1.36%	1.37%
Portfolio turnover rate	119%	165%	138%	178%	167%

60 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.07	$11.61	$11.58	$10.77	$8.48
Income (loss) from investment operations:
Net investment income (loss)[a]	.12	.15	.15	.15	.17
Net gain (loss) on investments (realized and unrealized)	1.06	(.42)	1.43	2.34	2.24
Total from investment operations	1.18	(.27)	1.58	2.49	2.41
Less distributions from:
Net investment income	(.15)	(.16)	(.13)	(.20)	(.12)
Net realized gains	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.64)	(2.27)	(1.55)	(1.68)	(.12)
Net asset value, end of period	$9.61	$9.07	$11.61	$11.58	$10.77

Total Return[b]	13.42%	(3.31%)	14.55%	26.79%	28.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,480	$2,860	$3,610	$2,910	$2,704
Ratios to average net assets:
Net investment income (loss)	1.32%	1.50%	1.26%	1.36%	1.68%
Total expenses[c]	5.78%	4.90%	4.04%	5.21%	5.72%
Net expenses[d,e]	1.05%	1.10%	1.10%	1.11%	1.12%
Portfolio turnover rate	119%	165%	138%	178%	167%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

2016
A-Class	1.40%
C-Class	2.05%
P-Class	1.24%
Institutional Class	1.04%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization

The Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Effective May 9, 2016, the A-Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of five funds.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation Index
RBP® Dividend Fund	Guggenheim RBP® Dividend Index
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Index
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Index
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Index

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

62 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

F. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%*
RBP® Large-Cap Defensive Fund	0.75%*
RBP® Large-Cap Market Fund	0.75%*
RBP® Large-Cap Value Fund	0.75%*

*	Effective May 9, 2016, the management fee was reduced from 0.95% to 0.75%.

RFS was paid the following for providing transfer agent services to the Funds. Transfer agent fees were assessed to the applicable class of each Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to the Funds during the first twelve months of operations.

RFS also acted as the administrative agent for the Funds. As such it performed administrative, bookkeeping, accounting and pricing functions for each Fund. For these services, RFS received $500,000 allocated to the Funds on the basis of relative net assets.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class Shares will be paid to certain service providers for performing certain shareholder and administrative services.

64 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Directional Allocation Fund - A-Class	1.50%	05/09/16	02/01/18
Directional Allocation Fund - C-Class	2.10%	05/09/16	02/01/18
Directional Allocation Fund - P-Class	1.35%	05/09/16	02/01/18
Directional Allocation Fund - Institutional Class	1.10%	05/09/16	02/01/18
RBP® Dividend Fund - A-Class	1.20%*	05/09/16	02/01/18
RBP® Dividend Fund - C-Class	1.95%*	05/09/16	02/01/18
RBP® Dividend Fund - P-Class	1.20%*	05/09/16	02/01/18
RBP® Dividend Fund - Institutional Class	0.95%*	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - A-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - C-Class	1.95%*	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - P-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - Insititutional Class	0.95%*	05/09/16	02/01/18
RBP® Large-Cap Market Fund - A-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Market Fund - C-Class	1.95%*	05/09/16	02/01/18
RBP® Large-Cap Market Fund - P-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Market Fund - Institutional Class	0.95%*	05/09/16	02/01/18
RBP® Large-Cap Value Fund - A-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Value Fund - C-Class	1.95%*	05/09/16	02/01/18
RBP® Large-Cap Value Fund - P-Class	1.20%*	05/09/16	02/01/18
RBP® Large-Cap Value Fund - Institutional Class	0.95%*	05/09/16	02/01/18

*

Effective May 9, 2016, the Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (not including Excluded Expenses) from exceeding 1.20%, 1.95%, 1.20% and 0.95% of the average daily net assets of the A-Class Shares, C-Class Shares, P-Class Shares and Institutional Class Shares, respectively until February 1, 2018. Prior to May 9, 2016, the Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (not including Excluded Expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the average daily net assets of the A-Class Shares, C-Class Shares, P-Class Shares and Institutional Class Shares, respectively.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At September 30, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Fund Total
Directional Allocation Fund
A-Class	$—	$—	$557	$557
C-Class	—	—	148,259	148,259
P-Class	—	—	19,760	19,760
Institutional Class	—	—	149,911	149,911
RBP® Dividend Fund
A-Class	70,855	33,280	49,417	153,552
C-Class	28,879	43,418	55,137	127,434
P-Class	19,010	11,279	10,143	40,432
Institutional Class	29,031	79,241	63,566	171,838
RBP® Large-Cap Defensive Fund
A-Class	11,742	16,151	33,766	61,659
C-Class	23,895	33,373	51,418	108,686
P-Class	44,879	49,754	7,098	101,731
Institutional Class	44,484	43,010	62,834	150,328
RBP® Large-Cap Market Fund
A-Class	19,300	13,892	29,854	63,046
C-Class	18,033	36,005	60,121	114,159
P-Class	34,010	45,393	6,773	86,176
Institutional Class	53,483	61,686	56,548	171,717
RBP® Large-Cap Value Fund
A-Class	41,542	11,175	8,939	61,656
C-Class	22,782	31,163	23,495	77,440
P-Class	227	321	2,159	2,707
Institutional Class	87,005	132,354	124,256	343,615

For the year ended September 30, 2016, no amounts were recouped by GI.

For the year ended September 30, 2016, GFD retained sales charges of $16,036 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

66 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended September 30, 2016, the following capital loss carryforward amounts were used:

Fund	Utilized
RBP® Dividend Fund	$6,706

The tax character of distributions paid during the year ended September 30, 2016 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Directional Allocation Fund	$—	$—	$—
RBP® Dividend Fund	341,472	27,852	369,324
RBP® Large-Cap Defensive Fund	1,155,380	1,221,245	2,376,625
RBP® Large-Cap Market Fund	50,628	1,064,115	1,114,743
RBP® Large-Cap Value Fund	57,358	186,166	243,524

The tax character of distributions paid during the year ended September 30, 2015 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Directional Allocation Fund	$212,938,665	$2,403,123	$215,341,788
RBP® Dividend Fund	4,329,400	1,678,866	6,008,266
RBP® Large-Cap Defensive Fund	9,645,253	1,565,997	11,211,250
RBP® Large-Cap Market Fund	19,021,267	1,620,782	20,642,049
RBP® Large-Cap Value Fund	426,822	474,895	901,717

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (continued)

Tax components of accumulated earnings/(deficit) as of September 30, 2016, were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and Other Losses
Directional Allocation Fund	$—	$—	$15,538,519	$(83,246,680)
RBP® Dividend Fund	—	401,448	677,870	—
RBP® Large-Cap Defensive Fund	127,258	884,680	1,020,598	—
RBP® Large-Cap Market Fund	—	1,418,175	993,641	(67,140)
RBP® Large-Cap Value Fund	41,640	—	95,561	—

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund(s) that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2016, capital loss carryforwards for the Funds were as follows:

Fund	Unlimited Short-Term	Unlimited Long-Term	Total Capital Loss Carryforward
Directional Allocation Fund	$(81,820,164)	$—	$(81,820,164)
RBP® Dividend Fund	—	—	—
RBP® Large-Cap Defensive Fund	—	—	—
RBP® Large-Cap Market Fund	—	—	—
RBP® Large-Cap Value Fund	—	—	—

As of September 30, 2016, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the inherent differences between book and tax treatment of net operating losses, dividend reclasses, excise tax, equalization accounting, and accounting for sale of partnership investments. Net investment income, net realized gains and net assets were not affected by these changes.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Directional Allocation Fund	$(2,431,159)	$2,431,160	$(1)
RBP® Dividend Fund	(647)	17,731	(17,084)
RBP® Large-Cap Defensive Fund	240,900	—	(240,900)
RBP® Large-Cap Market Fund	131,094	51,345	(182,439)
RBP® Large-Cap Value Fund	—	(1,992)	1,992

At September 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Directional Allocation Fund	$673,284,870	$32,422,167	$(16,883,648)	$15,538,519
RBP® Dividend Fund	19,502,813	1,067,967	(390,097)	677,870
RBP® Large-Cap Defensive Fund	23,630,064	1,569,770	(549,172)	1,020,598
RBP® Large-Cap Market Fund	22,076,628	2,048,364	(1,054,723)	993,641
RBP® Large-Cap Value Fund	3,159,899	196,532	(100,971)	95,561

68 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and September 30 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and September 30 of each year as occurring on the first day of the following tax year. The Funds have elected to defer the following late year losses:

Fund	Ordinary	Capital
Directional Allocation Fund	$1,426,516	$—
RBP® Large-Cap Market Fund	67,140	—

5. Securities Transactions

For the year ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$2,000,640,235	$2,607,294,425
RBP® Dividend Fund	51,041,232	60,881,212
RBP® Large-Cap Defensive Fund	30,654,048	58,187,045
RBP® Large-Cap Market Fund	26,480,233	56,603,443
RBP® Large-Cap Value Fund	3,996,284	4,764,647

6. Line of Credit

The Trust has a $50,000,000 Line of Credit (the “Line”), until May 30, 2017, which is uncommitted, with the Bank of New York Mellon. The Line covers the Funds and other series of the Trust. The Line is for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate 0.29% at September 30, 2016, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the agreement, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under this agreement as of the year ended September 30, 2016.

The average daily balances borrowed for the year ended September 30, 2016, were as follows:

Fund	Average Outstanding Line of Credit*
Directional Allocation Fund	$3,673,198
RBP® Dividend Fund	589,362
RBP® Large-Cap Defensive Fund	857,857
RBP® Large-Cap Market Fund	481,000

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

The Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with facility fees, were allocated among such funds based upon each Fund’s net assets. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (concluded)

7. Fund Changes

Effective May 9, 2016, the following Fund changes took place:

The names of the Funds changed as follows:

Current Name	New Name
Transparent Value Directional Allocation Fund	Guggenheim Directional Allocation Fund
Transparent Value Dividend Fund	Guggenheim RBP® Dividend Fund
Transparent Value Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Fund
Transparent Value Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Fund
Transparent Value Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Fund

The Class F-1 shares of the Funds were renamed the P-Class shares.

Guggenheim Funds Distributors, LLC replaced ALPS Distributors, Inc. as distributor of the Funds’ shares.

RFS replaced ALPS Fund Services, Inc. as administrator and transfer agent of the Funds.

The names of the indices changed as follows:

Current Name	New Name
Transparent Value Directional Allocation Index	Guggenheim Directional Allocation Index
Transparent Value Dividend Index	Guggenheim RBP® Dividend Index
Transparent Value Large-Cap Defensive Index	Guggenheim RBP® Large-Cap Defensive Index
Transparent Value Large-Cap Market Index	Guggenheim RBP® Large-Cap Market Index
Transparent Value Large-Cap Value Index	Guggenheim RBP® Large-Cap Value Index

8. Change in Independent Registered Public Accounting Firm

The Board has selected Ernst & Young LLP (EY) to serve as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2016. The decision to select EY was recommended by the Audit Committee and was approved by the Board on November 10, 2015. During the Funds’ fiscal years ended September 30, 2015 and September 30, 2014, none of the Funds, their portfolios nor anyone on their behalf consulted with EY on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of EY does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds’ prior auditor, KPMG, LLC (“KPMG”). The decision to dismiss KPMG and to select EY was recommended by the Funds’ Audit Committee and approved by the Funds’ Board. KPMGs report on the Funds’ financial statements for the fiscal years ended September 30, 2015 and 2014 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended September 30, 2015 and September 30, 2014, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.

70 | THE GUGGENHEIM FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Transparent Value Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transparent Value Trust (comprised of Guggenheim Directional Allocation Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Large-Cap Market Fund, and Guggenheim RBP® Large-Cap Value Fund) (the “Funds”) as of September 30, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights for each of the periods presented through September 30, 2015 were audited by other auditors whose report dated November 25, 2015, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Transparent Value Trust at September 30, 2016, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
November 29, 2016

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OTHER INFORMATION (Unaudited)

Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	Dividend Received Deduction
RBP® Dividend Fund	96.42%
RBP® Large-Cap Defensive Fund	64.07%
RBP® Large-Cap Value Fund	86.83%

The following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Fund	Qualified Dividend Income
RBP® Dividend Fund	88.59%
RBP® Large-Cap Defensive Fund	65.60%
RBP® Large-Cap Value Fund	94.99%

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending September 30, 2016, the Fund had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively.

Fund	Qualified Interest	Qualified Short-Term
RBP® Large-Cap Defensive Fund	0.00%	100.00%
RBP® Large-Cap Value Fund	0.00%	100.00%

With respect to the taxable year ended September 30, 2016, the Fund hereby designates as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	LTCG Dividend Income	From Proceeds of Shareholder Redemptions
RBP® Dividend Fund	$27,852	$—
RBP® Large-Cap Defensive Fund	1,221,245	240,899
RBP® Large-Cap Market Fund	1,064,115	182,438
RBP® Large-Cap Value Fund	186,166	—

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

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OTHER INFORMATION (Unaudited)(continued)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

At a special meeting of shareholders held on April 22, 2016, the shareholders of the Funds voted on whether to approve the Plan of Liquidation with respect to Transparent Value Directional Allocation VI Portfolio. A description of the number of shares voted is as follows:

Votes for:	816,657
Votes against/abstentions:	12,885

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Transparent Value Trust Contracts Review Committee (Annual Renewal Term)

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund,” and collectively, the “Funds”):

●  Guggenheim RBP® Large-Cap Defensive Fund (“Large-Cap Defensive Fund”)

●  Guggenheim RBP® Large-Cap Market Fund (“Large-Cap Market Fund”)

●  Guggenheim Directional Allocation Fund (“Directional Allocation Fund”)

●  Guggenheim RBP® Dividend Fund (“Dividend Fund”)

●  Guggenheim RBP® Large-Cap Value Fund (“Large-Cap Value Fund”)

●  Guggenheim SMID-Cap Directional Allocation Fund (“SMID-Cap Directional Allocation Fund”)[1]

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as the investment adviser to each of the Funds pursuant to the terms of an Investment Advisory Agreement between GPIM and the Trust, on behalf of the Funds, dated March 15, 2010, as amended (the “Advisory Agreement”). (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses.)

[1]

SMID-Cap Directional Allocation Fund (the “Non-Active Fund”) has been organized as a series of the Trust but has not commenced operations, and shares of the Non-Active Fund are not currently offered to investors. Consequently, all references to the “Funds” hereafter should be understood as excluding the Non-Active Fund.

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OTHER INFORMATION (Unaudited)(continued)

Pursuant to the terms of the Advisory Agreement, and subject to the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM provides the Funds with investment research, advice and supervision and furnishes a continuous investment program for the Funds, consistent with the respective investment objectives and policies of each Fund.

Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.

As part of initiatives to integrate the governance and oversight of the Funds into the Guggenheim fund complex, shareholders of the Funds elected a new slate of Trustees to the Funds’ Board, consisting of the members of the board of trustees (the “Guggenheim Board”) that oversee various other registered investment companies sponsored by Guggenheim (the “Guggenheim Funds”). In furtherance of the integration initiatives, Guggenheim recommended that the Funds’ Board and the Guggenheim Board align the timing of their annual contract review processes. Thus, at a meeting held in person on February 23, 2016 and reconvened on February 24, 2016 (the “February Meeting”), the Board, including all of the Independent Trustees, following an analysis of various information and in the exercise of its business judgment, approved the renewal of the Advisory Agreement for an interim renewal period until June 30, 2016 (the “Interim Renewal Period”).

At meetings held in person on April 27, 2016 (the “April Meeting”) and on May 17, 2016 (the “May Meeting”), in connection with the 2016 Contract Review Process, the members of the Contracts Review Committee of the Board (the “Committee”) met separately from Guggenheim to consider the proposed continuation of the Advisory Agreement for an annual term ending August 1, 2017 (the “Annual Renewal Term”).

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding the Adviser, including with respect to the Adviser’s service as investment adviser or sub-adviser to certain Guggenheim Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports, as well as a discussion of those instances in which FUSE (i) adjusted a peer group after considering a request by management to re-evaluate the peer group constituent funds, or (ii) created a custom peer group for a Fund in light of the uniqueness of its investment strategy.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting which, among other things, addressed areas identified for discussion by the Independent Trustees and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”).

The Committee considered the Contract Review Materials in the context of its accumulated experience governing registered investment companies, with respect to the Guggenheim Funds, and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the continuation of the Advisory Agreement for the Annual Renewal Term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing

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OTHER INFORMATION (Unaudited)(continued)

compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee also considered Guggenheim’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer. The Committee also noted updates by Guggenheim to certain compliance programs, including with respect to Code of Ethics monitoring, and the implementation of additional forensic testing. The Committee took into consideration the settlement of a regulatory matter concerning GPIM and remedial steps taken in response by Guggenheim to enhance its organizational structure for compliance. In this connection, the Committee considered information provided by Guggenheim regarding the findings of an independent compliance consultant retained to review GPIM’s compliance program and the consultant’s conclusion that the program is reasonably designed to prevent and detect violations of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder. Moreover, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). (Thereafter, the Committee received the audited consolidated financial statements of GPIMH and the audited financial statements of GPIM as supplemental information.)

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the February, April and May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance:

Required Business Performance® (RBP®) Funds: With respect to each Fund employing the RBP methodology (i.e., each of the Funds with the exception of Directional Allocation Fund), the Committee received for each Fund, investment returns for the since-inception, three-year, one-year and three-month periods ended December 31, 2015. The Committee also received a comparison of each Fund’s performance to the performance of a universe of funds and a narrower peer group of similar funds with comparable asset levels as identified by FUSE, in each case for same periods. FUSE representatives provided the Committee a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons. In addition, the FUSE reports included each Fund’s total return over the same time periods compared to the results of the RBP® index which the Fund tracks, as well as tracking error results. In seeking to evaluate each RBP Fund’s performance, the Committee took into account the data presented as to each Fund’s share class and focused on the performance percentile rankings within the relevant universe for each Fund’s Class I shares, which was identified as the representative share class given the concentration of assets in such share class, among other things.

Directional Allocation Fund: The Committee received the Fund’s investment returns for the since-inception, three-year, one-year and three-month periods ended December 31, 2015. In light of Directional Allocation Fund’s highly unique strategy, FUSE created a custom peer group by identifying funds from within Morningstar domestic large cap equity categories that feature risk mitigation capabilities and asset allocation flexibility. FUSE also provided a supplemental report for Directional Allocation Fund based on an alternate group of peer funds identified by the Adviser which, in the Adviser’s opinion, employ a tactical risk management overlay to manage equity market exposure, similar to the Fund, and thus, offer a more instructive source of comparative performance data than the peer funds identified by FUSE. The Committee recalled that, at its request, in connection with the February Meeting, the Adviser had provided an explanation for its peer group methodology and identified key differences in the investment process as between the peer funds identified by FUSE and Directional Allocation Fund. Consequently, in seeking to evaluate the Fund’s performance, the Committee took into account the performance percentile rankings for both the custom FUSE peer group

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OTHER INFORMATION (Unaudited)(continued)

(the “Custom Peer Group”) and the alternate peer group identified by Guggenheim (the “Alternate Peer Group”) and focused on the rankings of the Class I shares in particular, which was identified as the representative share class given the concentration of assets in such share class, among other things.

Although the Committee sought to evaluate performance over a full market cycle and thus, focused first on returns over longer periods of time, the Committee also took into account more recent performance, including the three-month returns, to assess performance trends. In this connection, the Committee made the following observations:

Directional Allocation Fund: The returns of the Class I shares ranked in the 67th and 43rd percentiles of the Custom Peer Group for the three-year and one-year periods ended December 31, 2015, respectively. As to the Alternate Peer Group, the returns of the Class I shares ranked in the 1st and 25th percentiles for the three-year and one-year periods ended December 31, 2015, respectively.

The Committee also noted recent measures taken by the Adviser to enhance performance, including a portfolio rebalancing and the designation of industry group target weightings for the portfolio to seek to mitigate investment risks. In addition, the Committee considered its discussions with, and the supplemental information provided by, Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the Directional Allocation Fund’s proprietary equity risk management model designed to calibrate market exposure to seek to maximize returns during bull markets while protecting capital during bear markets. By using the foregoing model, the Committee noted, the Directional Allocation Fund’s risk profile fluctuates over time, ranging from 100% aggressive (high beta) to 100% cash.

Dividend Fund: The returns of the Dividend Fund’s Class I shares ranked in the 58th and 24th percentiles of its performance universe for the three-year and one-year periods ended December 31, 2015 respectively. The Committee noted the positive performance trend, with returns of the Fund’s Class I shares outperforming its performance universe median for the three-month period ended December 31, 2015, ranking in the 23rd percentile.

Large-Cap Defensive Fund: The returns of the Large-Cap Defensive Fund’s Class I shares ranked in the 82nd and 72nd percentiles of its performance universe for the three-year and one-year periods ended December 31, 2015, respectively, underperforming the performance universe median for each period. The Committee considered Guggenheim’s explanation that given the fund’s low beta profile, underperformance was largely driven by strong equity market performance over the longer term. The Committee also noted management’s statement that the Large-Cap Defensive Fund’s performance has meaningfully improved recently. In this connection, the Committee took into account the updated performance information prepared for the May Meeting which indicated that the Fund outperformed its benchmark and the median return of the Morningstar Large Blend category for the first quarter of 2016, ranking in the first quartile.

Large-Cap Market Fund: The returns of the Large-Cap Market Fund’s Class I shares ranked in the 62nd and 44th percentiles of its performance universe for the three-year and one-year periods ended December 31, 2015, respectively.

Large-Cap Value Fund: The returns of the Large-Cap Value Fund’s Class A shares ranked in the 47th and 58th percentiles of its performance universe for the three-year and one-year periods ended December 31, 2015, respectively. The Committee noted the recent improvement with relative performance, with returns of the Fund’s Class I shares outperforming its performance universe median for the three-month period ended December 31, 2015, ranking in the 18th percentile.

In addition to its observations as to individual Fund performance, the Committee considered the presentations made by the Adviser at prior Board meetings explaining the RBP investment approach employed for the RBP Funds and how RBP is used to measure market expectations for a company’s future financial performance, as reflected in the current valuation of the company’s stock. In this regard, the Committee considered the data and performance metrics, including the excess return, tracking error, information ratio and batting average, provided by the Adviser as support for the RBP’s investment thesis and prospects for success.

After reviewing the foregoing and related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

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OTHER INFORMATION (Unaudited)(continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In response to a supplemental request, the Committee also received and reviewed aggregated advisory and administrative fees compared to the peer group average and median.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations:

Directional Allocation Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in the first quartile (13th percentile) of the Custom Peer Group. In addition, the contractual advisory fee ranks in the first quartile (1st percentile) of the Alternate Peer Group, with respect to each share class. The Fund’s asset-weighted total net expense ratio is in the first quartile (7th percentile) of the Custom Peer Group. The total net expense ratio reported for each share class also ranks in the first quartile of the Alternate Peer Group.

Dividend Fund: The average contractual advisory fee percentile rank across all share classes of the Fund and the asset-weighted total net expense ratio are in the second quartile (37th and 30th percentiles, respectively) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Large-Cap Defensive Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in the third quartile (56th percentile) of its peer group, and the asset-weighted total net expense ratio is in the second quartile (45th percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Large-Cap Market Fund: The average contractual advisory fee percentile rank across all share classes of the Fund and the asset-weighted total net expense ratio are in the second quartile (56th and 51st percentiles, respectively) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Large-Cap Value Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in line with the peer group median contractual advisory fee (ranking in the 50th percentile). The Fund’s asset-weighted total net expense ratio is in the third quartile (65th percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and other information provided by management in connection with the February Meeting, as supplemented with materials provided for the Committee’s consideration of the proposed continuation of the Advisory Agreement for the Annual Renewal Term. The Committee noted that for the February Meeting the Adviser provided profitability information with respect to each Fund for calendar years 2013 and 2014, which information was presented to the predecessor Board, reflecting the profitability of the former affiliated investment sub-adviser to the Funds, Transparent Value Advisors, LLC (“TVA”). The Committee considered the Adviser’s statement regarding the relevancy of the information, since the Adviser passed through all of the advisory fees that it collected to TVA until TVA resigned as sub-adviser and the Adviser assumed all of TVA’s obligations with respect to management and oversight of the Funds. Thus, the Committee reviewed the net management fees received by TVA, TVA’s expenses incurred in providing services to the Funds and the total profit margins for the twelve-month periods ended December 31, 2013 and December 31, 2014. In addition, the Committee considered management’s explanation of the expense allocation methodology employed in producing the profitability analysis. The Committee also considered the supplemental profitability information provided by the Adviser with respect to the Funds for the period of January 1, 2015 through October 31, 2015, using the same expense allocation methodology. The Adviser’s representatives addressed questions concerning the supplemental profitability information at the May Meeting.

The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, currently receives fees for (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the Funds pursuant to a Fund Accounting and Administration Agreement and (ii) acting as transfer agent for the Funds and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the

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OTHER INFORMATION (Unaudited)(concluded)

dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee reviewed the compensation arrangements for the provision of the foregoing services, as well as Guggenheim’s profitability from providing such services. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Based on all of the information provided and its review, the Committee determined that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser’s statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm’s various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure to support growth. The Committee took into account the additional information provided by Guggenheim at the Committee’s request regarding the investments made to support the growth of the organization, noting, among other things, enhancements to improve operational efficiency and further development of compliance-related functions, as well as Guggenheim’s view as to how such investments benefit the Funds.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through expense limitations and/or through advisory fees set at competitive rates pre-assuming future asset growth. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation. As to the size of the Funds, the Committee took into account Guggenheim’s statement that generally the Funds’ assets are not sufficiently large to warrant breakpoints.

The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement for the Annual Renewal Term is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the continuation of the Advisory Agreement for the Annual Renewal Term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	101	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	97	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	97	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	97	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	97	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	103	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 79

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	97

Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	100	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

80 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Treasurer	Since 2010

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

82 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 83

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Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Robert B. Karn III, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the registrant’s principal accountant (the “Auditor”) for the audit of the registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $181,800 in 2015 and $80,146 in 2016.

(b)
Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016. These audit-related were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

(c)
Tax Fees. The aggregate fees billed to the registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $42,955 in 2015 and $73,042 in 2016. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)
All Other Fees. The aggregate fees billed to the registrant in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

The aggregate fees billed in the Reporting Periods for Non‑Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre‑approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(e)	Audit Committee Pre‑Approval Policies and Procedures.

(1) The registrant’s audit committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and

(2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the preapproval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. Sections V.B.2 and V.B.3 of the registrant’s audit committee’s Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Fund, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

Audit Services

• Annual financial statement audits
• Seed audits (related to new product filings, as required)
• SEC and regulatory filings and consents

Audit-Related Services

• Accounting consultations
• Fund merger/reorganization support services
• Other accounting related matters
• Agreed upon procedures reports
• Attestation reports
• Other internal control reports

Tax Services

• Recurring tax services:
o Preparation of Federal and state income tax returns, including extensions
o Preparation of calculations of taxable income, including fiscal year tax designations
o Preparation of annual Federal excise tax returns (if applicable)
o Preparation of calendar year excise distribution calculations
o Calculation of tax equalization on an as-needed basis
o Preparation of the estimated excise distribution calculations on an as-needed basis
o Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o Provision of tax compliance services in India for Funds with direct investments in India
o Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

• Permissible non-recurring tax services upon request:
o Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o Assistance with calendar year shareholder reporting designations on Form 1099
o Assistance with corporate actions and tax treatment of complex securities and structured products
o Assistance with IRS ruling requests and calculation of deficiency dividends
o Conduct training sessions for the Adviser’s internal tax resources

o Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o RIC qualification reviews
o Tax distribution analysis and planning
o Tax authority examination services
o Tax appeals support services
o Tax accounting methods studies
o Fund merger, reorganization and liquidation support services
o Tax compliance, planning and advice services and related projects

(b) The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c) For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d) For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e) All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter. The Trust’s CAO will determine whether such services are included within the list of services that have received the general preapproval of the Committee.

(f) The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3. Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b) For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Non‑Audit Fees. The aggregate non-audit fees were for audit-related and tax services rendered to the registrant, and rendered to Service Affiliates, for the Reporting Periods were $42,955 in 2015 and $73,042 in 2016.

(h)
Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non‑audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre‑approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)
Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)
A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer

Date	December 8, 2016

*	Print the name and title of each signing officer under his or her signature.